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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Floating Rate Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2011 (Unaudited)

Principal Amount		Borrower\Tranche Description	Fair Value
LOANS*: 97.6%
Aerospace & Defense: 1.6%
$2,487,500		Delta, New Term Loan, 5.500%, due 04/20/17	$2,363,125
447,750		Delta, Pacific Route First Lien Term Loan, 4.250%, due 03/07/16	422,564
1,000,000		US Airways, Term Loan, 2.796%, due 03/21/14	865,500
			3,651,189
Automotive: 5.7%
610,000		Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, due 09/21/18	615,592
991,446		Avis Budget Car Rental, LLC, Term Loan B, 5.750%, due 04/19/14	995,164
2,985,000		Chrysler Group LLC, Term Loan B, 6.000%, due 05/24/17	2,832,019
1,645,875		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, due 07/28/17	1,646,904
498,690		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, due 01/29/18	483,729
1,340,272		KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	1,325,194
1,389,500		Metaldyne, LLC, Term Loan B, 5.250%, due 05/18/17	1,375,605
2,555,263		Tomkins, Inc., Term Loan B, 4.250%, due 09/21/16	2,551,272
744,987		UCI International, Inc., Term Loan B, 5.500%, due 07/26/17	747,781
500,000		Visteon Corporation, Senior Unsecured Notes due 2019, 6.750%, due 04/15/19	501,250
			13,074,510
Beverage, Food & Tobacco: 1.3%
990,000		Advance Pierre Foods, First Lien Term Loan, 7.001%, due 09/30/16	988,144
398,000		Clement Pappas, $230mm Term Loan, 6.526%, due 08/14/17	395,844
17,500		Darling International Inc., Term Loan B, 5.750%, due 12/16/16	17,571
1,691,500		Del Monte Corporation, Term Loan B, 4.500%, due 03/08/18	1,611,154
			3,012,713
Buildings & Real Estate: 2.6%
2,368,944		Capital Automotive L.P., Term Loan, 5.000%, due 03/10/17	2,315,643
481,952		CB Richard Ellis, Term Loan C, 3.546%, due 03/05/18	471,911
510,555		CB Richard Ellis, Term Loan D, 3.776%, due 09/04/19	499,918
306,818		Goodman Global Inc., Second Lien Term Loan, 9.000%, due 10/30/17	308,800
2,281,395		Goodman Global Inc., Term Loan B, 5.750%, due 10/28/16	2,283,884
199,257		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	197,887
			6,078,043
Cargo Transport: 0.8%
997,500		Baker Tanks, Inc., Term Loan, 5.000%, due 06/01/18	989,395
911,465		Inmar, Inc., Term Loan B, 6.500%, due 08/04/17	916,023
			1,905,418
Chemicals, Plastics & Rubber: 4.4%
625,000	(1)	AZ Chem US Inc., Term Loan B, due 12/19/17	626,953
250,000		Chemtura Corporation, Term Loan, 5.500%, due 08/27/16	251,719
247,053		Houghton International, Inc., Term Loan B1, 6.750%, due 01/29/16	246,590
1,496,893	(1)	Ineos US Finance LLC, Term Loan B2, 7.501%, due 12/16/13	1,532,444
1,588,428	(1)	Ineos US Finance LLC, Term Loan C2, 8.001%, due 12/16/14	1,626,153
1,719,439		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C1B, 4.063%, due 05/05/15	1,660,873
728,790		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C2B, 4.375%, due 05/05/15	703,967
3,250		OM Group, Inc, TLB USD, 5.750%, due 08/02/17	3,234
350,000		PolyOne Corporation, Term Loan B, 5.000%, due 11/17/17	351,164
1,211,858	(1)	Styron S.A.R.L., Term Loan B, 6.000%, due 08/02/17	1,049,266
2,279,481		Univar Inc., Term Loan B, 5.000%, due 06/30/17	2,205,397
			10,257,760
Containers, Packaging & Glass: 4.3%
465,410		Bway Holding Corporation, Term Loan B, 4.500%, due 02/23/18	459,980
42,903		Bway Holding Corporation, Term Loan C, 4.500%, due 02/23/18	42,402
2,412,875		Husky Injection Molding Systems, Ltd, Term Loan B, 6.500%, due 06/30/18	2,411,869
597,000		Pro Mach, Inc, Term Loan, 6.250%, due 07/06/17	582,075
1,973,590		Reynolds Group Holdings Inc, Term Loan C, 6.500%, due 08/09/18	1,965,573
2,945,465		Reynolds Group Holdings Inc, US Term Loan, 6.500%, due 02/09/18	2,923,375
720,875		Sealed Air Corporation, Term Loan B, 4.750%, due 10/03/18	729,435
954,930		Xerium Technologies, Inc., USD First Lien Term Loan, 5.500%, due 05/22/17	944,187
			10,058,896
Data and Internet Services: 6.0%
1,657,205		Avaya Inc., Term Loan B-3, 5.006%, due 10/26/17	1,520,485
1,500,000		First Data Corporation, Term Loan extended 3/2018, 4.294%, due 03/23/18	1,261,875
833,942		First Data Corporation, Term Loan US B-1 9/2014, 3.044%, due 09/24/14	755,296
120,459		First Data Corporation, Term Loan US B-2 9/2014, 3.044%, due 09/24/14	108,971
358,867		First Data Corporation, Term Loan US B-3 9/2014, 3.044%, due 09/24/14	325,023
2,003,505	(1)	Go Daddy Operating Company, LLC, Term Loan, 7.000%, due 09/29/17	2,007,012
995,000		Mercury Payment Systems LLC, Term Loan B, 6.500%, due 07/03/17	995,000
1,439,612		Orbitz Worldwide, Inc., Term Loan, 3.390%, due 07/25/14	1,236,525
1,983,710		Sabre Inc., First Lien Term Loan, 2.333%, due 09/30/14	1,644,000
1,938,666		Sungard Data Systems Inc, Term Loan B - B Tranche 2016, 3.997%, due 02/26/16	1,893,834
372,188		Trans Union LLC, Term Loan B, 4.750%, due 02/12/18	371,955
1,046,451		Travelport, Inc., Delayed Draw Term Loan extended, 4.869%, due 08/21/15	874,949
833,333		Web.com Group, Inc., First Lien Term Loan, 7.000%, due 10/28/17	772,917
			13,767,842
Diversified / Conglomerate Manufacturing: 1.3%
544,500		Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, due 05/31/16	514,325
1,288,236		Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, due 05/09/17	1,285,015
600,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, due 05/09/18	591,000
498,750		Waterpik, Term Loan, 6.751%, due 08/10/17	493,763
			2,884,103
Diversified / Conglomerate Service: 2.8%
1,967,456		Affinion Group, Inc., First Lien Term Loan, 5.000%, due 10/10/16	1,748,576
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	230,313
794,000		Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	772,165
995,000		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, due 04/28/17	830,825
871,795		MoneyGram International, Inc., First Lien Term Loan, 4.500%, due 11/17/17	860,353
992,500		NDS Treasury (Americas), Term Loan B, 4.000%, due 03/12/18	967,687
260,000	(1)	Verifone, Inc., Term Loan B, due 12/31/18	260,163
709,452		West Corp, Term Loan B-5, 4.584%, due 07/15/16	706,792
			6,376,874

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower\Tranche Description	Fair Value
Ecological: 0.2%
$496,250		Waste Industries USA, Inc., Term loan, 4.750%, due 03/17/17	$487,566
			487,566
Electronics: 6.6%
663,291		Aspect Software, Inc., Term Loan, 6.250%, due 05/06/16	660,787
1,530,625		Attachmate Corporation, 1st Lien Term Loan, 6.500%, due 04/27/17	1,503,839
2,000,000		Blackboard Inc., 1st Lien Term Loan B, 7.500%, due 10/04/18	1,905,000
1,960,538		CDW LLC, Extended Term Loan B, 4.000%, due 07/14/17	1,864,962
995,000		Eagle Parent, Inc., Term Loan B, 5.000%, due 05/16/18	939,446
2,985,384		Freescale Semiconductor, Inc., Term Loan B-2, 4.520%, due 12/01/16	2,880,895
850,000	(1)	Kronos Incorporated, Tranche C first-lien term loan, due 12/26/17	848,938
1,745,625		Lawson Software, Inc., Term Loan, 6.750%, due 07/05/17	1,708,530
1,026,240		Microsemi Corporation, Term Loan, 5.750%, due 02/02/18	1,028,806
884,000		Open Link Financial, Inc., Term Loan, 7.750%, due 10/28/17	887,315
248,125		Rovi Corporation, Term Loan B, 4.000%, due 02/07/18	247,195
834,876		Spansion LLC, Term Loan, 4.750%, due 02/09/15	828,615
			15,304,328
Finance: 2.0%
187,578		BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.000%, due 12/19/16	182,185
426,019		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.000%, due 12/19/16	413,771
965,000		Fundtech, Term Loan, 7.502%, due 11/15/17	954,747
1,490,909		MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	1,490,909
1,000,000	(1)	Nuveen Investments, Inc., First-Lien Incremental Term Loan, due 05/13/17	988,330
500,000		Nuveen Investments, Inc., Term Loan 2017, 6.013%, due 05/12/17	482,032
			4,511,974
Foreign Cable, Foreign TV, Radio and Equipment: 1.7%
41,128		Charter Communications Operating, LLC, TLB-1, 2.300%, due 03/06/14	40,943
2,469,792		Charter Communications Operating, LLC, TLC, 3.830%, due 09/06/16	2,421,168
485,659		UPC Broadband Holding B.V, Term Loan T, 3.872%, due 12/30/16	469,876
1,000,000		UPC Broadband Holding B.V, Term Loan X, 3.770%, due 12/29/17	966,250
			3,898,237
Gaming: 3.3%
585,575		Ameristar Casinos Inc., Term Loan B, 4.000%, due 04/14/18	586,063
1,520,000		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, due 12/17/15	1,510,500
700,000		Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	669,667
1,000,000		Harrahs Operating Company, Inc, Term Loan B1, 3.418%, due 01/28/15	871,111
1,000,000		Harrahs Operating Company, Inc, Term Loan B2, 3.375%, due 01/28/15	872,143
1,474,697		Harrahs Operating Company, Inc, Term Loan B3, 3.420%, due 01/28/15	1,282,757
496,250		Isle Of Capri Casinos, Inc., Term Loan B, 4.750%, due 11/01/13	493,971
240,569		Las Vegas Sands, LLC, Delayed Draw Term Loan I (Extended), 2.930%, due 11/23/16	231,547
1,246,849		Las Vegas Sands, LLC, Term Loan B (Extended), 2.930%, due 11/23/16	1,198,534
			7,716,293
Healthcare, Education and Childcare: 12.8%
770,000		Alere US Holdings, LLC, Incremental Term Loan B, 4.500%, due 06/30/17	750,750
2,000,000		Alere US Holdings, LLC, Term Loan B, 4.503%, due 06/30/17	1,958,125
194,786		Bausch & Lomb, Inc., US Term Loan DD ($300mm), 3.546%, due 04/24/15	190,769
798,199		Bausch & Lomb, Inc., US Term Loan, 3.767%, due 04/24/15	781,736
1,750,613		Capsugel Holdings US, Inc., Term Loan B, 5.250%, due 08/01/18	1,755,863
257,400		ConvaTec, TLB USD, 5.750%, due 12/22/16	255,949
2,487,201		Drumm Investors LLC, Term loan B, 5.000%, due 05/04/18	2,175,058
700,000		Emdeon, Inc., Term loan B, 6.750%, due 10/15/18	706,891
1,736,875		Emergency Medical Services Corporation, Term loan B, 5.250%, due 05/25/18	1,698,520
406,946		Endo Pharmaceuticals Holdings Inc., Term loan B, 4.000%, due 06/18/18	407,659
870,625		Grifols S.A, Term Loan B USD, 6.000%, due 06/01/17	869,809
1,625,000		Health Management Associates, Inc., Term B, 4.500%, due 11/22/18	1,619,304
439,226		HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, due 09/29/16	435,566
1,091,750		Iasis Healthcare LLC, Term Loan B, 5.000%, due 05/03/18	1,056,268
997,500		Immucor, Inc., Term loan B, 7.250%, due 08/17/18	1,004,565
1,488,297		IMS Health Incorporated, Term Loan B, 4.500%, due 08/25/17	1,486,436
1,483,763		inVentiv Health Inc., Original term loan B, 6.500%, due 08/04/16	1,424,412
272,938		inVentiv Health Inc., Term B-3, 6.750%, due 05/15/18	262,020
1,300,000		Kinetic Concepts, Inc., Term Loan B-1, 7.000%, due 04/20/18	1,313,358
455,630		Medassets, Inc., Term Loan B, 5.250%, due 11/16/16	454,776
497,500		Medpace IntermediateCo, Inc., Term loan B, 6.500%, due 06/22/17	472,625
1,945,014		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	1,762,669
1,030,000		Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, due 11/30/18	1,028,713
995,000		Quintiles Transnational Corp., Term Loan B, 5.000%, due 06/08/18	979,642
796,000		Rural/Metro Corporation, Term Loan B, 5.750%, due 06/29/18	780,080
663,334		Sunquest Information Systems, Inc., Term Loan B, 6.250%, due 12/16/16	660,017
447,750		Surgical Care Affiliates LLC, Incremental term loan, 5.500%, due 06/29/18	409,691
1,975,125		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	1,941,383
453,714		Warner Chilcott Company LLC, Term B-1 (US), 4.250%, due 03/15/18	448,894
226,857		Warner Chilcott Company LLC, Term B-2 (PR), 4.250%, due 03/15/18	224,447
311,929		Warner Chilcott Company LLC, Term B-3 (LuxCo), 4.250%, due 03/15/18	308,614
			29,624,609
Home & Office Furnishings: 0.4%
248,171		Hillman Group (The), Inc., First Lien Term Loan, 5.226%, due 05/27/16	245,068
804,375		Springs Window Fashions, LLC, First Lien Term Loan, 6.000%, due 05/31/17	790,299
			1,035,367
Insurance: 0.9%
412,500		CCC Information Services Group, Inc., Term Loan B, 5.500%, due 11/11/15	412,672
879,425		Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, due 12/30/16	861,837
297,001		Vertafore, Inc., First Lien Term Loan Tack-On, 5.250%, due 07/29/16	290,813
418,945		Vertafore, Inc., First Lien Term Loan Tack-On, 5.250%, due 07/29/16	410,217
			1,975,539
Leisure, Amusement, Entertainment: 1.9%
1,479,975		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, due 04/22/16	1,420,159
989,873		Cedar Fair, L.P., Term Loan B, 4.000%, due 12/15/17	989,497
1,987,487		The Weather Channel, Term Loan B, 4.250%, due 02/13/17	1,987,074
			4,396,730
Machinery: 0.8%
1,885,275		Terex Corporation, Term Loan, 5.500%, due 04/28/17	1,895,488
			1,895,488
Mining, Steel, Iron & Nonprecious Metals: 1.8%
2,174,000	(1)	Fairmount Minerals, Ltd., Term Loan B, 5.250%, due 03/15/17	2,174,000
248,750		U.S. Silica Company, Term Loan, 4.750%, due 06/01/17	248,905
1,666,454		Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	1,656,212
			4,079,117
North American Cable: 0.7%
354,329		Atlantic Broadband, TLB, 4.000%, due 03/08/16	348,424

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower\Tranche Description	Fair Value
North American Cable (continued)
$446,625		Bresnan Communications, LLC, Term Loan B, 4.502%, due 12/14/17	$442,857
887,775		San Juan Cable LLC, '1st Lien, 6.000%, due 06/09/17	856,702
			1,647,983
Oil & Gas:1.5%
992,248		CCS Inc., $1300MM Term Loan, 3.296%, due 11/14/14	915,349
2,498,334	(1)	Frac Tech International, LLC, Term Loan (HoldCo), 6.250%, due 05/06/16	2,470,423
			3,385,772
Other Broadcasting and Entertainment: 1.7%
2,044,737		Getty Images, Inc, Term Loan B, 5.250%, due 11/07/16	2,051,552
1,961,253		VNU, Extended B TL, 4.026%, due 05/02/16	1,940,823
			3,992,375
Other Telecommunications: 2.7%
2,396,330		Asurion, LLC, First Lien Term Loan, 5.500%, due 05/24/18	2,366,375
900,000		Asurion, LLC, Second Lien Term Loan, 9.000%, due 05/24/19	891,000
299,250		Cellular South, Inc., Term Loan B, 4.503%, due 07/27/17	297,754
750,000		Global Tel*Link Corporation, First Lien Term Loan, 7.000%, due 12/15/17	735,000
750,000		Level 3 Financing, Inc, Term Loan B III, 5.750%, due 09/01/18	740,156
997,500		Neustar, Inc., Term Loan, 5.000%, due 11/07/18	999,994
311,099		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, due 02/23/17	289,322
			6,319,601
Personal & Nondurable Consumer Products: 2.5%
1,218,875		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	1,189,927
990,000		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, due 12/18/17	975,150
500,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, due 06/18/18	492,500
484,682		Bushnell, Inc., First Lien, 4.829%, due 08/23/13	458,024
497,500		Information Resources, Inc., Term Loan B, 5.000%, due 12/01/17	492,836
498,750		Revlon Consumer Products Corporation, Term Loan, 4.753%, due 11/17/17	494,594
1,047,436		SRAM, LLC, First Lien Term Loan, 4.761%, due 06/07/18	1,052,674
185,000		SRAM, LLC, Second Lien Term Loan, 8.500%, due 12/07/18	185,463
46,758		Totes Isotoner Corporation, Delayed Draw 1st Ln TL, 7.250%, due 07/07/17	45,530
450,859		Totes Isotoner Corporation, First Ln TL, 7.257%, due 07/07/17	439,024
			5,825,722
Personal, Food & Miscellaneous: 3.4%
978,947		Bojangles Restaurants, Inc., Term Loan, 8.000%, due 08/17/17	958,757
792,000		Dennys, Inc, Term Loan B, 5.250%, due 09/30/16	791,340
294,772		DineEquity Inc., Term Loan B, 4.273%, due 10/19/17	291,162
1,149,152		Dunkin Brands, Inc., Term Loan B, 4.000%, due 11/23/17	1,133,590
1,345,735		N.E.W. Customer Services Companies, Inc., First Lien Term Loan, 6.000%, due 03/23/16	1,248,169
1,206,000		NBTY, Inc., Term Loan B, 4.250%, due 10/02/17	1,196,051
687,761	(1)	NPC International, Term Loan Facility, 6.750%, due 12/28/18	687,761
1,669,718		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, due 07/28/17	1,650,237
			7,957,067
Printing & Publishing: 1.6%
1,470,460		Cengage Learning, Inc., TLB, 2.550%, due 07/03/14	1,259,082
1,216,247		Cenveo Corporation, TL B, 6.250%, due 12/21/16	1,204,465
1,000,000		Merrill Communications, LLC, New TLB-DD, 7.500%, due 12/24/12	963,333
888,632		R.H. Donnelley Corporation, TERM LOAN, 9.000%, due 10/24/14	321,685
			3,748,565
Radio and TV Broadcasting: 4.3%
886,538	(1)	Barrington Broadcasting Group, Term loan B, 7.500%, due 06/30/17	884,322
1,500,000		Clear Channel Communications, Inc., TL B, 3.946%, due 01/28/16	1,112,916
2,000,000		Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, due 09/17/18	1,962,084
1,000,000		Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, due 02/11/19	971,667
485,000		Entercom Communications Corporation, Term loan B, 6.271%, due 11/22/18	485,808
919,503		FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	900,338
989,500		HIT Entertainment, Inc., 1st lien TL, 5.521%, due 06/01/12	988,263
348,250		Raycom TV Broadcasting, LLC, Termm Loan B, 4.500%, due 05/31/17	334,320
2,706,090		Univision Communications, Inc., Extended TL, 4.546%, due 03/31/17	2,422,798
			10,062,516
Retail Stores: 10.4%
650,000	(1)	99 Cents Only Stores, Term Loan Facility, due 01/15/19	644,313
2,600,000	(1)	Academy Ltd., Term Loan, 6.000%, due 08/03/18	2,580,499
913,438		Amscan Holdings, Inc., Term Facility, 6.750%, due 12/04/17	910,583
1,496,250		Bass Pro Group, LLC, Term Loan B, 5.253%, due 06/13/17	1,484,404
2,550,000		BJs Wholesale Club, First Lien TL, 7.000%, due 09/27/18	2,562,405
1,031,250		BJs Wholesale Club, Second Lien TL, 10.000%, due 03/27/19	1,041,563
987,500		Burlington Coat Factory, Term Loan B, 6.250%, due 02/23/17	971,590
496,589		Claires Stores, Inc., Term Loan B, 3.069%, due 05/29/14	430,558
1,000,000		Guitar Center, Inc., Extended TL maturing 04/17, 5.830%, due 04/10/17	877,500
893,000	(1)	J. Crew, Term Loan B, 4.750%, due 03/07/18	841,206
1,791,000		Jo-Ann Stores, Inc., Term Loan B, 4.750%, due 03/16/18	1,723,838
841,500		Leslies Poolmart, Inc., Tranche B Term Loan Facility, 4.500%, due 11/21/16	827,300
1,624,494	(1)	Lord & Taylor, Term Loan Facility, due 01/09/18	1,620,433
2,388,639		Michaels Stores, Inc., TLB-2 (extending), 5.015%, due 07/31/16	2,350,570
1,992,420		Neiman Marcus Group, Inc, Term Loan, 4.750%, due 05/16/18	1,927,252
1,404,136		The Gymboree Corporation, Term Loan B, 5.002%, due 02/23/18	1,252,439
1,733,112		Toys "R" Us, Inc., Term Loan B-1, 6.000%, due 09/01/16	1,715,421
348,250		Toys "R" Us, Inc., Term Loan B-2, 5.250%, due 05/25/18	341,720
			24,103,594
Satellite: 1.3%
1,000,000		DigitalGlobe Inc., Term Loan B, 5.750%, due 10/07/18	985,000
1,990,000		Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, due 04/02/18	1,985,855
			2,970,855
Telecommunications Equipment: 0.7%
513,123		CommScope, Inc., Term Loan B, 5.000%, due 01/14/18	510,984
1,124,891		Syniverse Holdings, Inc., Term Loan, 5.250%, due 12/21/17	1,126,297
			1,637,281
Textiles & Leather: 0.6%
1,330,333	(1)	Targus Group, Inc., New Senior Secured Term Loan, 11.000%, due 05/16/16	1,283,772
			1,283,772
Utilities: 3.0%
992,500		AES Corporation, Term Loan Facility, 4.250%, due 06/01/18	992,965
893,250		Calpine Corp, Term Loan B-1, 4.500%, due 04/02/18	876,874
995,000		Calpine Corp, Term Loan B-2, 4.500%, due 04/02/18	978,002
1,496,250		Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, due 08/04/16	1,512,336
1,097,250		Dynegy Power (GasCo), Term Loan, 9.250%, due 08/04/16	1,116,255
1,787,818		Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.776%, due 10/10/17	1,138,245
481,940		Texas Competitive Electric Holdings Company LLC, Term Loans, 3.776%, due 10/10/14	338,111
			6,952,788
		Total Loans
		(Cost $230,600,384)	225,880,487

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2011 (Unaudited) (continued)

Shares				Market Value
Short-term Investments: 4.4%
		Mutual Fund:4.4%
10,312,050		State Street Institutional Liquid Reserves Fund - Institutional Class		$10,312,050
		Total Mutual Fund (Cost $10,312,050)		10,312,050
		Total Investments (Cost $240,912,434)**	102.0%	$236,192,537
		Other Assets and Liabilities - Net	(2.0)	(4,659,164)
		Net Assets	100.0%	$231,533,373

	*

Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	(1)	All or a portion of the loan is pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
	**	For Federal Income Tax purposes cost of investments is $240,912,472.

		Net unrealized appreciation consists of the following:
		Gross Unrealized Appreciation		$1,213,153
		Gross Unrealized Depreciation		(5,933,088)
		Net Unrealized Depreciation		$(4,719,935)

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2011 (Unaudited) (continued)

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/11
Asset Table
Investments, at value
Loans	$—	$225,880,487	$—	$225,880,487
Short-Term Investments	10,312,050	—	—	10,312,050
Total Investments, at value	$10,312,050	$225,880,487	$—	$236,192,537

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 100.7%
		Federal Home Loan Mortgage Corporation: 4.5%##
$22,542,406	^	0.500%, due 07/15/36	$454,137	0.1
712,975		5.450%, due 03/01/37	773,948	0.1
438,686		5.450%, due 07/01/37	473,902	0.1
168,317		5.450%, due 12/01/37	182,712	0.0
247,220		5.450%, due 12/01/37	268,362	0.0
150,124		5.450%, due 05/01/38	162,963	0.0
2,636,461	^	5.500%, due 09/15/35	494,236	0.1
116,258		5.625%, due 12/01/36	127,966	0.0
609,249		5.625%, due 12/01/36	672,984	0.1
65,426		5.625%, due 01/01/37	71,500	0.0
673,280		5.625%, due 01/01/37	745,432	0.1
109,177		5.625%, due 01/01/37	119,498	0.0
43,030		5.625%, due 02/01/37	47,457	0.0
576,230		5.625%, due 03/01/37	637,637	0.1
193,680		5.625%, due 03/01/37	211,660	0.0
85,717		5.625%, due 03/01/37	94,460	0.0
94,497		5.625%, due 04/01/37	103,233	0.0
196,641		5.625%, due 05/01/37	215,271	0.0
183,086		5.625%, due 06/01/37	200,172	0.0
350,644		5.625%, due 07/01/37	387,204	0.1
232,012		5.625%, due 07/01/37	254,550	0.0
33,419		5.625%, due 12/01/37	36,832	0.0
505,286		5.625%, due 02/01/38	557,490	0.1
788,332		5.650%, due 02/01/37	860,825	0.1
304,671		5.650%, due 02/01/37	332,283	0.0
672,935		5.700%, due 06/01/37	731,537	0.1
340,015		5.700%, due 09/01/37	369,625	0.0
499,337		5.700%, due 12/01/37	545,263	0.1
159,937		5.700%, due 01/01/38	174,647	0.0
175,591		5.700%, due 07/01/38	191,718	0.0
84,758		5.700%, due 07/01/38	92,543	0.0
166,033		5.790%, due 12/01/37	181,705	0.0
133,041		5.790%, due 03/01/38	145,575	0.0
132,737		5.800%, due 10/01/36	145,510	0.0
230,631		5.800%, due 12/01/36	252,823	0.0
601,530		6.000%, due 03/15/34	699,735	0.1
9,423,654		6.000%, due 04/15/36	11,337,448	1.3
10,545,644		6.000%, due 05/15/36	12,847,968	1.4
327,342		6.050%, due 04/01/38	360,681	0.0
368,146		6.050%, due 08/01/38	405,641	0.1
179,132		6.090%, due 10/01/37	197,767	0.0
140,631		6.090%, due 11/01/37	155,260	0.0
2,254,877		6.090%, due 12/01/37	2,494,140	0.3
6,889		7.000%, due 11/01/14	7,339	0.0
73,478		7.500%, due 12/01/14	78,038	0.0
41,262		7.500%, due 01/01/30	49,328	0.0
1,151,647	^	7.688%, due 10/25/23	273,961	0.0
11,979		8.000%, due 01/01/30	12,191	0.0
934,298		9.000%, due 12/17/30	1,109,265	0.1
25,994		9.500%, due 07/01/20	27,767	0.0
			41,374,189	4.5
		Federal National Mortgage Association: 12.0%##
4,392,003		4.500%, due 07/01/41	4,678,767	0.5
32,637,922		4.500%, due 09/01/41	34,768,928	3.8
17,651,922		4.500%, due 09/01/41	18,804,457	2.1
15,982,633	+	4.634%, due 11/25/33	15,979,177	1.8
457,785		5.300%, due 09/01/36	501,930	0.1
118,337		5.300%, due 10/01/36	129,373	0.0
224,712		5.300%, due 10/01/36	246,400	0.0
624,957		5.300%, due 12/01/36	684,702	0.1
447,946		5.300%, due 12/01/36	491,291	0.1
243,927		5.300%, due 02/01/37	265,348	0.0
450,580		5.300%, due 04/01/37	493,654	0.1
353,552		5.300%, due 05/01/37	387,413	0.0
133,021		5.300%, due 06/01/37	144,722	0.0
898,918		5.300%, due 08/01/37	984,684	0.1
78,263		5.300%, due 10/01/37	85,308	0.0
5,328,149		6.000%, due 06/25/29	5,994,412	0.7
2,489,009		6.000%, due 10/25/37	3,169,547	0.4
756,075		6.000%, due 01/25/44	844,829	0.1
10,486		6.500%, due 06/01/14	10,988	0.0
265,039		6.500%, due 02/01/29	306,706	0.0
4,904,724		6.500%, due 07/25/34	5,473,375	0.6
1,095,483		6.500%, due 12/25/41	1,287,734	0.1
2,396,873		6.500%, due 12/25/42	2,800,555	0.3
2,117,421		6.500%, due 02/25/44	2,363,968	0.3
318,945		6.600%, due 07/01/27	365,956	0.0
126,140		6.600%, due 09/01/27	145,075	0.0
52,249		6.600%, due 11/01/27	60,092	0.0
89,395		6.600%, due 03/01/28	102,814	0.0
104,862		6.600%, due 06/01/28	120,852	0.0
14,032		7.000%, due 03/01/15	14,676	0.0
57,393		7.500%, due 05/01/28	61,985	0.0
2,271,062		7.500%, due 08/25/42	2,604,499	0.3
2,206,935		8.000%, due 12/25/45	2,697,738	0.3
16,169		8.500%, due 08/01/15	16,249	0.0
21,344		8.500%, due 09/01/15	23,275	0.0
1,649,516		10.473%, due 09/25/42	2,012,389	0.2
			109,123,868	12.0
		Government National Mortgage Association: 84.2%
78,392,459	^	0.250%, due 06/20/36	425,326	0.1
24,025,325		0.675%, due 07/20/41	24,078,341	2.7
12,755,303	^	0.726%, due 02/16/48	394,745	0.1
74,317,813	^	0.874%, due 11/16/46	2,744,973	0.3
88,894,184	^	0.881%, due 01/16/50	4,508,962	0.5
99,022,811	^	1.094%, due 01/16/51	5,250,685	0.6
25,894,075	^	2.614%, due 10/16/52	2,460,994	0.3
36,500,000	W	3.500%, due 05/15/41	38,131,094	4.2
460,110		4.000%, due 05/20/33	497,500	0.1
610,180		4.000%, due 08/15/33	662,925	0.1
676,323		4.000%, due 01/15/34	729,456	0.1
300,616		4.000%, due 03/15/34	325,367	0.0
760,923		4.000%, due 08/20/35	818,325	0.1
7,072,766	^	4.000%, due 04/20/38	938,903	0.1
15,000,000	W	4.000%, due 01/15/40	16,094,531	1.8
1,631,507		4.000%, due 05/15/40	1,753,309	0.2
15,767,222		4.000%, due 07/20/41	16,839,357	1.9
19,618,646	^	4.500%, due 08/20/33	1,473,166	0.2
886,177		4.500%, due 01/20/34	971,316	0.1
363,069		4.500%, due 01/20/34	397,951	0.1
800,957		4.500%, due 03/20/34	878,650	0.1
298,000		4.500%, due 05/20/34	326,630	0.0
356,021		4.500%, due 06/20/34	390,226	0.0
3,827,430	^	4.500%, due 02/20/35	351,915	0.0
994,809		4.500%, due 10/20/35	1,090,207	0.1
2,390,738	^	4.500%, due 02/20/36	216,671	0.0
752,608	^	4.500%, due 12/20/37	103,952	0.0
1,708,588		4.500%, due 05/20/38	1,826,961	0.2
3,451,875		4.500%, due 07/20/38	3,766,134	0.4
1,258,899		4.500%, due 07/20/38	1,373,510	0.2
970,710		4.500%, due 07/20/38	1,037,962	0.1
389,535		4.500%, due 06/20/39	421,391	0.1
4,144,407		4.500%, due 10/15/39	4,539,032	0.5
4,144,885		4.500%, due 11/15/39	4,539,556	0.5
3,526,925		4.500%, due 11/15/39	3,862,754	0.4
957,031		4.500%, due 12/15/39	1,048,158	0.1

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
		Government National Mortgage Association (continued)
$21,069,052		4.500%, due 09/20/41	$23,030,447	2.5
1,185,531		4.500%, due 11/15/41	1,293,599	0.1
14,037,830		4.660%, due 09/20/61	15,705,796	1.7
4,209,153		4.861%, due 06/20/61	4,656,210	0.5
297,483		5.000%, due 05/15/18	320,045	0.0
860,141		5.000%, due 02/15/23	935,940	0.1
836,417		5.000%, due 02/15/24	912,686	0.1
796,423		5.000%, due 02/15/24	868,722	0.1
372,245		5.000%, due 02/15/24	405,840	0.1
592,894		5.000%, due 02/15/24	646,958	0.1
408,493		5.000%, due 03/15/24	444,082	0.1
613,627		5.000%, due 03/15/24	671,882	0.1
404,337		5.000%, due 03/15/24	442,092	0.1
1,552,499		5.000%, due 03/15/24	1,694,065	0.2
801,239		5.000%, due 03/15/24	874,300	0.1
339,093		5.000%, due 03/20/24	368,710	0.0
1,089,954		5.000%, due 04/15/24	1,189,342	0.1
564,123		5.000%, due 04/15/29	632,629	0.1
543,987		5.000%, due 04/15/30	610,048	0.1
625,929		5.000%, due 10/15/30	701,940	0.1
457,045		5.000%, due 07/15/33	509,405	0.1
753,343		5.000%, due 10/20/33	831,837	0.1
390,520		5.000%, due 12/20/33	431,211	0.1
441,643		5.000%, due 12/20/33	487,660	0.1
871,378		5.000%, due 12/20/33	962,171	0.1
148,406		5.000%, due 02/20/34	163,948	0.0
374,667		5.000%, due 03/15/34	417,355	0.1
371,871		5.000%, due 04/15/34	414,822	0.1
1,454,558		5.000%, due 04/15/34	1,631,196	0.2
302,147		5.000%, due 04/20/34	333,789	0.0
806,212		5.000%, due 06/20/34	890,641	0.1
221,508		5.000%, due 07/20/34	244,706	0.0
223,869		5.000%, due 09/20/34	247,313	0.0
4,718,596		5.000%, due 10/20/34	5,484,636	0.6
870,467		5.000%, due 12/20/34	961,625	0.1
339,469		5.000%, due 12/20/34	375,019	0.0
277,256		5.000%, due 01/15/35	308,932	0.0
885,130		5.000%, due 03/15/35	985,979	0.1
296,409		5.000%, due 03/15/35	329,718	0.0
2,659,468		5.000%, due 03/20/35	3,080,659	0.3
315,161		5.000%, due 04/15/35	350,577	0.0
301,506		5.000%, due 04/15/35	334,817	0.0
532,164		5.000%, due 04/15/35	596,788	0.1
1,185,379		5.000%, due 04/15/35	1,319,531	0.2
672,664		5.000%, due 05/20/35	748,171	0.1
23,161,492	^	5.000%, due 05/20/35	1,960,032	0.2
337,566		5.000%, due 06/15/35	374,888	0.0
571,143		5.000%, due 07/15/35	636,396	0.1
1,470,859	^	5.000%, due 09/16/35	125,445	0.0
3,534,241		5.000%, due 11/20/35	3,930,960	0.4
419,282		5.000%, due 12/15/35	467,185	0.1
2,222,570		5.000%, due 04/20/36	2,471,359	0.3
36,075,460	^	5.000%, due 04/20/37	4,282,503	0.5
249,550		5.000%, due 05/20/37	275,490	0.0
1,411,230		5.000%, due 12/20/37	1,557,922	0.2
379,479		5.000%, due 12/20/37	418,924	0.1
1,089,608		5.000%, due 01/20/38	1,202,968	0.1
1,035,312		5.000%, due 01/20/38	1,143,024	0.1
4,583,867	^	5.000%, due 01/20/38	719,741	0.1
347,808		5.000%, due 02/15/38	385,697	0.0
792,609		5.000%, due 05/20/38	856,786	0.1
1,356,524		5.000%, due 06/20/38	1,489,251	0.2
2,443,188		5.000%, due 06/20/38	2,641,009	0.3
828,376		5.000%, due 06/20/38	909,427	0.1
861,812		5.000%, due 08/20/38	931,592	0.1
3,137,478		5.000%, due 10/20/38	3,391,516	0.4
1,224,365		5.000%, due 11/20/38	1,323,500	0.2
2,020,160		5.000%, due 12/20/38	2,183,729	0.2
6,332,626		5.000%, due 01/20/39	6,845,371	0.8
1,063,665		5.000%, due 02/15/39	1,184,524	0.1
918,275		5.000%, due 03/15/39	1,027,205	0.1
15,952,495		5.000%, due 05/16/39	18,326,337	2.0
1,029,000		5.000%, due 05/20/39	1,170,956	0.1
1,530,742		5.000%, due 06/16/39	1,687,882	0.2
592,307		5.000%, due 07/20/39	640,266	0.1
1,860,539		5.000%, due 10/20/39	2,060,082	0.2
2,432,123		5.000%, due 11/15/39	2,713,034	0.3
1,063,499		5.000%, due 11/15/39	1,186,333	0.1
4,404,718		5.000%, due 11/15/39	4,913,463	0.5
4,644,526		5.000%, due 12/20/39	5,186,919	0.6
2,642,264		5.000%, due 12/20/39	2,925,647	0.3
2,024,416		5.000%, due 04/15/40	2,250,644	0.3
26,755,576		5.000%, due 05/15/40	29,795,677	3.3
34,967,181		5.000%, due 05/20/40	40,283,675	4.4
3,493,025		5.000%, due 09/15/40	3,873,546	0.4
2,195,467		5.000%, due 09/15/40	2,434,636	0.3
10,090,641		5.000%, due 06/15/41	11,205,656	1.2
7,474,167		5.000%, due 07/20/41	8,275,771	0.9
2,293,548		5.000%, due 08/15/41	2,546,985	0.3
4,074,176		5.000%, due 09/15/41	4,524,373	0.5
529,808		5.100%, due 04/20/32	593,434	0.1
8,100,000		5.250%, due 01/20/38	9,403,928	1.0
8,000,000		5.369%, due 02/20/38	9,136,828	1.0
13,666,637		5.473%, due 01/20/60	15,312,429	1.7
3,000,000		5.485%, due 04/16/39	3,470,119	0.4
477,769		5.500%, due 08/20/24	538,117	0.1
15,809		5.500%, due 04/20/29	17,907	0.0
198,641		5.500%, due 10/15/32	225,581	0.0
807,288		5.500%, due 12/15/32	916,776	0.1
239,905		5.500%, due 12/20/32	270,995	0.0
3,247,451		5.500%, due 02/20/33	3,693,939	0.4
220,338		5.500%, due 06/15/33	248,775	0.0
346,031		5.500%, due 07/15/33	393,935	0.0
307,825		5.500%, due 07/20/33	344,614	0.0
767,852		5.500%, due 08/20/33	866,881	0.1
1,779,809		5.500%, due 10/15/33	2,021,196	0.2
3,960,103		5.500%, due 11/15/33	4,497,192	0.5
2,432,185	^	5.500%, due 11/20/33	123,829	0.0
417,134		5.500%, due 11/20/33	466,988	0.1
253,309		5.500%, due 12/20/33	286,662	0.0
113,486		5.500%, due 12/20/33	127,049	0.0
1,009,823		5.500%, due 01/15/34	1,146,780	0.1
633,178		5.500%, due 01/15/34	719,053	0.1
1,307,458		5.500%, due 02/15/34	1,484,782	0.2
326,615		5.500%, due 02/15/34	370,913	0.0
406,222		5.500%, due 03/15/34	461,316	0.1
4,008,634		5.500%, due 03/16/34	4,824,467	0.5
370,873		5.500%, due 03/20/34	415,424	0.1
183,351		5.500%, due 04/15/34	206,403	0.0
1,364,477		5.500%, due 04/15/34	1,549,534	0.2
562,248		5.500%, due 04/15/34	635,165	0.1
990,336		5.500%, due 04/15/34	1,124,650	0.1
1,494,594		5.500%, due 04/20/34	1,687,350	0.2
2,384,519		5.500%, due 04/20/34	2,670,953	0.3
137,584		5.500%, due 04/20/34	154,111	0.0
143,752		5.500%, due 04/20/34	162,291	0.0
134,322		5.500%, due 05/15/34	152,539	0.0
499,579		5.500%, due 06/15/34	568,740	0.1
414,491		5.500%, due 06/15/34	470,706	0.1
612,399		5.500%, due 06/20/34	691,284	0.1
227,668		5.500%, due 06/20/34	255,016	0.0
309,168		5.500%, due 07/15/34	351,099	0.0
155,217		5.500%, due 07/20/34	175,235	0.0
469,195		5.500%, due 07/20/34	529,926	0.1
920,974		5.500%, due 08/15/34	1,045,881	0.1
3,050,858		5.500%, due 08/15/34	3,464,630	0.4
317,769		5.500%, due 08/15/34	360,867	0.0
762,302		5.500%, due 08/15/34	865,689	0.1
250,781		5.500%, due 08/20/34	280,905	0.0
320,251		5.500%, due 08/20/34	358,721	0.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
		Government National Mortgage Association (continued)
$645,855		5.500%, due 09/15/34	$735,265	0.1
277,318		5.500%, due 09/15/34	312,212	0.0
844,155		5.500%, due 09/15/34	958,644	0.1
1,548,192		5.500%, due 09/15/34	1,747,038	0.2
320,669		5.500%, due 09/15/34	360,834	0.0
475,394		5.500%, due 09/15/34	539,869	0.1
197,867		5.500%, due 10/15/34	223,527	0.0
894,631		5.500%, due 10/15/34	1,015,966	0.1
456,930		5.500%, due 10/15/34	518,901	0.1
122,422		5.500%, due 12/15/34	138,222	0.0
516,295		5.500%, due 01/15/35	587,769	0.1
655,069		5.500%, due 01/15/35	739,204	0.1
666,727		5.500%, due 01/15/35	751,318	0.1
398,200		5.500%, due 01/20/35	446,253	0.1
738,333		5.500%, due 02/15/35	838,470	0.1
551,307		5.500%, due 03/15/35	627,629	0.1
328,903		5.500%, due 03/15/35	370,381	0.0
987,126		5.500%, due 03/15/35	1,113,910	0.1
518,232		5.500%, due 04/15/35	589,974	0.1
685,893		5.500%, due 04/15/35	773,987	0.1
251,969		5.500%, due 04/15/35	283,736	0.0
329,894		5.500%, due 05/15/35	372,677	0.0
1,363,808		5.500%, due 05/15/35	1,552,610	0.2
1,506,856		5.500%, due 05/15/35	1,698,039	0.2
610,306		5.500%, due 05/20/35	688,349	0.1
743,791		5.500%, due 06/15/35	846,760	0.1
356,988		5.500%, due 06/20/35	402,972	0.1
2,619,837		5.500%, due 07/15/35	2,952,229	0.3
2,071,794		5.500%, due 08/15/35	2,334,653	0.3
73,346		5.500%, due 08/20/35	82,736	0.0
776,884		5.500%, due 09/20/35	876,228	0.1
9,067,627		5.500%, due 12/16/35	10,943,651	1.2
328,538		5.500%, due 04/15/36	369,518	0.0
7,934,000		5.500%, due 04/20/36	8,619,200	1.0
759,642		5.500%, due 05/15/36	864,804	0.1
591,015		5.500%, due 06/20/36	666,130	0.1
514,204		5.500%, due 08/15/36	585,389	0.1
765,761		5.500%, due 09/15/36	871,772	0.1
7,197,000		5.500%, due 09/20/36	7,871,185	0.9
1,403,239		5.500%, due 10/15/36	1,597,500	0.2
297,464		5.500%, due 11/15/36	334,346	0.0
689,518		5.500%, due 04/15/37	784,973	0.1
3,770,680		5.500%, due 10/20/37	4,398,322	0.5
5,246,541		5.500%, due 11/20/37	6,064,546	0.7
547,385		5.500%, due 06/20/38	599,643	0.1
579,654		5.500%, due 08/20/38	634,993	0.1
223,693		5.500%, due 09/20/38	247,845	0.0
973,525		5.500%, due 09/20/38	1,066,466	0.1
170,473		5.500%, due 10/20/38	186,748	0.0
2,011,781		5.500%, due 11/20/38	2,203,843	0.2
185,695		5.500%, due 12/20/38	203,423	0.0
402,179		5.500%, due 01/15/39	452,577	0.1
764,030		5.500%, due 01/15/39	867,652	0.1
516,181		5.500%, due 01/20/39	565,461	0.1
3,085,660		5.500%, due 03/20/39	3,380,245	0.4
339,598		5.500%, due 06/20/39	372,019	0.0
2,262,826		5.500%, due 09/16/39	2,770,562	0.3
1,079,820		5.500%, due 09/15/40	1,213,110	0.1
530,332		5.500%, due 09/15/40	595,795	0.1
373,406		5.500%, due 10/15/40	419,434	0.1
291,175		5.550%, due 06/15/27	302,559	0.0
365,056		5.600%, due 12/20/36	411,395	0.1
436,190		5.600%, due 12/20/36	491,559	0.1
288,518		5.600%, due 01/20/37	324,376	0.0
115,617		5.600%, due 01/20/37	129,987	0.0
110,788		5.600%, due 03/20/37	124,557	0.0
251,472		5.600%, due 04/20/37	282,725	0.0
87,411		5.600%, due 07/20/37	98,138	0.0
31,950		5.600%, due 10/20/37	35,871	0.0
95,057		5.600%, due 01/20/38	106,722	0.0
109,879		5.600%, due 02/20/38	123,363	0.0
81,546		5.600%, due 02/20/38	91,553	0.0
479,706		5.680%, due 05/15/47	514,971	0.1
480,852		5.690%, due 11/15/42	509,137	0.1
100,844		5.750%, due 11/20/27	114,164	0.0
173,172		5.750%, due 12/20/27	196,047	0.0
93,745		5.750%, due 02/20/28	106,129	0.0
225,404		5.750%, due 03/20/28	255,178	0.0
70,838		5.750%, due 03/20/28	77,425	0.0
281,795		5.750%, due 04/20/28	319,018	0.0
135,214		5.750%, due 07/20/28	151,011	0.0
58,482		5.750%, due 01/20/29	66,170	0.0
102,028		5.750%, due 04/20/29	115,505	0.0
386,204		5.750%, due 07/20/29	436,978	0.1
10,800,000		5.750%, due 07/20/38	12,249,118	1.4
5,495,516		5.950%, due 02/15/44	6,064,601	0.7
1,828,282		5.970%, due 11/15/31	1,995,503	0.2
246,240		6.000%, due 01/20/24	269,086	0.0
373,720		6.000%, due 10/15/25	427,594	0.1
963,180		6.000%, due 04/15/26	1,097,212	0.1
249,940		6.000%, due 10/20/27	284,323	0.0
55,565		6.000%, due 07/15/28	63,410	0.0
259,557		6.000%, due 07/15/28	295,773	0.0
332,616		6.000%, due 08/15/28	379,577	0.0
78,967		6.000%, due 09/15/28	90,116	0.0
266,063		6.000%, due 09/15/28	303,628	0.0
167,915		6.000%, due 02/15/29	191,148	0.0
40,225		6.000%, due 04/15/29	45,904	0.0
1,071,711		6.000%, due 07/15/32	1,220,176	0.1
65,145		6.000%, due 08/15/32	74,149	0.0
306,706		6.000%, due 09/15/32	350,153	0.0
881,855		6.000%, due 11/15/32	1,003,744	0.1
681,851		6.000%, due 12/15/32	780,144	0.1
1,052,975		6.000%, due 01/15/33	1,198,845	0.1
2,531,585		6.000%, due 01/15/33	2,896,529	0.3
2,729,231		6.000%, due 01/15/33	3,122,667	0.3
287,201		6.000%, due 02/15/33	326,898	0.0
580,047		6.000%, due 03/15/33	663,665	0.1
216,408		6.000%, due 04/15/33	246,319	0.0
267,566		6.000%, due 05/15/33	304,548	0.0
502,038		6.000%, due 05/15/33	573,155	0.1
111,922		6.000%, due 09/15/33	127,392	0.0
76,934		6.000%, due 09/15/33	87,568	0.0
1,005,674		6.000%, due 09/15/33	1,148,134	0.1
269,539		6.000%, due 09/15/33	306,794	0.0
212,315		6.000%, due 10/15/33	241,661	0.0
191,052		6.000%, due 10/15/33	218,593	0.0
323,469		6.000%, due 10/15/33	368,179	0.0
294,825		6.000%, due 10/15/33	337,326	0.0
950,433		6.000%, due 12/15/33	1,082,691	0.1
1,614,143		6.000%, due 12/16/33	1,866,473	0.2
431,155		6.000%, due 01/15/34	493,309	0.1
2,113,280	^	6.000%, due 01/20/34	482,348	0.1
219,246		6.000%, due 01/20/34	249,274	0.0
711,679		6.000%, due 02/20/34	809,151	0.1
1,175,260		6.000%, due 03/20/34	1,336,225	0.2
195,623		6.000%, due 03/20/34	222,416	0.0
1,590,171		6.000%, due 03/20/34	1,968,697	0.2
133,292		6.000%, due 03/20/34	151,547	0.0
382,647		6.000%, due 03/20/34	435,055	0.1
129,537		6.000%, due 04/20/34	147,279	0.0
617,162		6.000%, due 05/20/34	701,689	0.1
300,004		6.000%, due 05/20/34	341,094	0.0
404,044		6.000%, due 06/20/34	459,382	0.1
51,374		6.000%, due 06/20/34	58,411	0.0
237,505		6.000%, due 07/20/34	270,034	0.0
7,456,824		6.000%, due 07/20/34	8,478,123	0.9
898,364		6.000%, due 08/20/34	1,021,406	0.1
453,184		6.000%, due 10/15/34	518,032	0.1
324,769		6.000%, due 10/20/34	369,250	0.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
		Government National Mortgage Association (continued)
$427,158		6.000%, due 10/20/34	$485,104	0.1
325,744		6.000%, due 10/20/34	370,359	0.0
72,444		6.000%, due 10/20/34	82,366	0.0
491,769		6.000%, due 10/20/34	559,122	0.1
66,215		6.000%, due 10/20/34	75,038	0.0
204,469		6.000%, due 10/20/34	232,474	0.0
92,289		6.000%, due 10/20/34	104,929	0.0
438,840		6.000%, due 11/20/34	498,944	0.1
327,391		6.000%, due 11/20/34	372,231	0.0
63,378		6.000%, due 11/20/34	72,058	0.0
1,925,988		6.000%, due 11/20/34	2,189,774	0.2
112,263		6.000%, due 11/20/34	127,639	0.0
501,801		6.000%, due 12/20/34	570,529	0.1
639,730		6.000%, due 12/20/34	727,348	0.1
2,299,111		6.000%, due 12/20/34	2,614,001	0.3
524,971		6.000%, due 12/20/34	596,872	0.1
201,792		6.000%, due 01/20/35	229,488	0.0
92,028		6.000%, due 01/20/35	104,660	0.0
472,550		6.000%, due 01/20/35	537,409	0.1
470,902		6.000%, due 02/20/35	535,535	0.1
1,104,071		6.000%, due 03/15/35	1,254,604	0.1
242,394		6.000%, due 03/20/35	275,664	0.0
121,216		6.000%, due 03/20/35	137,853	0.0
155,874		6.000%, due 04/20/35	177,268	0.0
149,381		6.000%, due 06/20/35	169,884	0.0
212,168		6.000%, due 01/20/37	239,801	0.0
1,449,653		6.000%, due 03/15/37	1,643,226	0.2
7,589,000		6.000%, due 07/20/37	9,049,024	1.0
504,651		6.000%, due 09/20/37	572,242	0.1
3,321,602		6.000%, due 10/20/37	4,123,792	0.5
470,140		6.000%, due 12/20/37	531,371	0.1
1,789,818		6.000%, due 03/20/38	2,135,100	0.2
199,304		6.000%, due 05/20/38	220,842	0.0
839,508		6.000%, due 08/20/38	926,555	0.1
1,069,499		6.000%, due 09/20/38	1,180,393	0.1
1,397,352		6.000%, due 10/20/38	1,542,240	0.2
346,683		6.000%, due 11/15/38	395,793	0.1
446,449		6.000%, due 12/15/38	506,064	0.1
333,694		6.000%, due 12/15/38	379,921	0.0
1,886,346		6.000%, due 07/16/39	2,161,826	0.2
977,686		6.000%, due 07/20/39	1,117,849	0.1
2,087,886		6.000%, due 08/15/39	2,383,648	0.3
1,383,041		6.000%, due 08/15/39	1,578,957	0.2
833,754		6.000%, due 08/15/39	951,860	0.1
80,076		6.050%, due 06/15/38	90,769	0.0
109,484		6.050%, due 09/15/38	123,415	0.0
282,815		6.050%, due 09/15/38	320,580	0.0
240,206		6.050%, due 10/15/38	272,281	0.0
45,246,496	^	6.068%, due 04/16/39	6,022,874	0.7
308,731		6.090%, due 05/15/38	349,956	0.0
273,819		6.090%, due 06/15/38	310,382	0.0
190,575		6.090%, due 11/15/38	216,023	0.0
54,827		6.125%, due 02/15/39	62,148	0.0
157,315		6.125%, due 04/15/39	178,322	0.0
14,428,773	^	6.215%, due 09/20/37	2,124,151	0.2
17,235,341	^	6.215%, due 09/20/38	2,857,261	0.3
6,817,185	^	6.218%, due 05/16/38	1,136,583	0.1
312,963		6.250%, due 09/15/27	360,230	0.0
20,541		6.250%, due 03/15/28	23,442	0.0
17,644		6.250%, due 04/15/28	20,135	0.0
151,936		6.250%, due 09/15/29	173,387	0.0
6,600,000		6.420%, due 04/20/37	7,993,926	0.9
336,148		6.490%, due 01/15/28	383,608	0.0
146,437		6.500%, due 07/20/29	167,547	0.0
520,048		6.500%, due 08/20/31	595,016	0.1
95,612		6.500%, due 04/20/32	109,395	0.0
120,391		6.500%, due 07/20/32	137,746	0.0
127,499		6.500%, due 10/20/33	145,922	0.0
415,163		6.500%, due 11/15/33	475,465	0.1
210,931		6.500%, due 11/20/33	241,410	0.0
181,235		6.500%, due 02/20/34	207,464	0.0
147,412		6.500%, due 03/20/34	168,745	0.0
657,343		6.500%, due 08/20/34	752,014	0.1
216,265		6.500%, due 08/20/34	247,563	0.0
212,776		6.500%, due 08/20/34	243,569	0.0
92,270		6.500%, due 09/20/34	105,624	0.0
240,953		6.500%, due 09/20/34	275,823	0.0
576,895		6.500%, due 09/20/34	660,383	0.1
9,005		6.500%, due 09/20/34	10,308	0.0
348,345		6.500%, due 10/20/34	398,758	0.1
190,341		6.500%, due 11/20/34	217,887	0.0
1,814,850		6.500%, due 11/20/34	2,076,094	0.2
282,335		6.500%, due 12/20/34	323,194	0.0
154,931		6.500%, due 12/20/34	177,353	0.0
113,925		6.500%, due 03/20/35	130,375	0.0
540,818		6.500%, due 05/15/36	627,079	0.1
289,998		6.500%, due 09/15/36	330,906	0.0
561,135		6.500%, due 09/15/36	640,290	0.1
363,653		6.500%, due 05/20/38	403,530	0.1
179,419		6.500%, due 07/20/38	197,499	0.0
2,306,735		6.500%, due 09/16/38	2,667,907	0.3
4,452,204		6.500%, due 01/20/39	5,073,147	0.6
4,093		6.750%, due 08/15/28	4,730	0.0
129,143		6.750%, due 10/15/28	149,237	0.0
141,017		6.750%, due 10/15/28	162,958	0.0
892,343		7.000%, due 05/16/32	1,017,537	0.1
115,197		7.000%, due 06/20/34	133,616	0.0
60,575		7.000%, due 09/20/34	70,260	0.0
346,364		7.000%, due 09/20/34	401,745	0.1
137,568		7.000%, due 08/20/36	159,822	0.0
5,936,312		7.000%, due 10/20/38	6,903,811	0.8
863,097		7.000%, due 12/15/38	1,007,412	0.1
1,930,356		7.000%, due 12/15/38	2,253,123	0.3
2,881,589		7.000%, due 12/20/38	3,303,116	0.4
6,237,243		7.200%, due 03/15/39	6,844,634	0.8
4,642,358	^	7.218%, due 05/16/31	932,943	0.1
22,019		7.250%, due 01/15/29	25,677	0.0
2,689,130	^	7.318%, due 10/16/29	685,561	0.1
3,995,660		7.350%, due 03/15/43	4,384,896	0.5
40,901		7.500%, due 08/20/27	48,518	0.0
620,000		7.500%, due 10/16/32	712,584	0.1
3,585,423		7.500%, due 02/20/34	3,914,627	0.4
938,602		7.500%, due 10/15/38	1,125,744	0.1
17,819		7.800%, due 05/15/19	17,910	0.0
3,721		8.000%, due 03/20/24	3,740	0.0
26,209		8.000%, due 11/15/25	31,310	0.0
54,746		8.000%, due 07/15/26	65,451	0.0
17,258		8.000%, due 07/15/26	20,704	0.0
106,315		8.000%, due 09/15/26	126,960	0.0
30,535		8.000%, due 09/20/26	36,639	0.0
23,922		8.000%, due 12/15/26	28,744	0.0
14,226		8.000%, due 04/15/27	17,078	0.0
18,031		8.000%, due 06/15/27	19,019	0.0
46,321		8.000%, due 07/15/27	53,074	0.0
14,243		8.000%, due 03/15/28	14,533	0.0
25,230		8.050%, due 07/15/19	25,363	0.0
233,201		8.715%, due 04/20/34	246,083	0.0
25,905		9.000%, due 05/15/16	26,058	0.0
13,324		9.000%, due 07/15/16	14,470	0.0
5,485		9.500%, due 11/15/21	6,464	0.0
424,299		19.351%, due 09/20/37	584,359	0.1
167,802		31.337%, due 04/20/31	299,076	0.0
			765,879,003	84.2

		Total U.S. Government Agency Obligations
		(Cost $866,061,826)	916,377,060	100.7
		Liabilities in Excess of Other Assets	(6,500,055)	(0.7)
		Net Assets	$909,877,005	100.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2011 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
W	Settlement is on a when-issued or delayed-delivery basis.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Cost for federal income tax purposes is $866,064,802.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$51,257,410
	Gross Unrealized Depreciation	(945,152)
	Net Unrealized Appreciation	$50,312,258

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$916,377,060	$—	$916,377,060
Total Investments, at value	$—	$916,377,060	$—	$916,377,060
Liabilities Table
Other Financial Instruments+
Futures	$(305,639)	$—	$—	$(305,639)
Total Liabilities	$(305,639)	$—	$—	$(305,639)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended December 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	12/31/2011
Asset Table
Investments, at value
U.S. Government Agency Obligations	$5,450,000	$—	$—	$—	$—	$—	$—	$(5,450,000)	$—
Total Investments, at value	$5,450,000	$—	$—	$—	$—	$—	$—	$(5,450,000)	$—

As of December 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfer in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in pricing level occurred from the beginning to the end of the period. Tranfers are recognized at the end of the reporting period.

+                                         Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2011.

ING GNMA Income Fund Open Futures Contracts on December 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	262	03/21/12	$34,354,750	$(305,639)
			$34,354,750	$(305,639)

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 85.7%
		Consumer Discretionary: 22.6%
$530,000		Accuride Corp., 9.500%, 08/01/18	$514,100	0.3
355,000		Affinia Group, Inc., 9.000%, 11/30/14	353,225	0.2
223,000	#	Affinia Group, Inc., 10.750%, 08/15/16	243,070	0.2
370,000		Allbritton Communications Co., 8.000%, 05/15/18	369,075	0.2
950,000		AMC Entertainment, Inc., 9.750%, 12/01/20	907,250	0.6
155,000		American Axle & Manufacturing, Inc., 7.750%, 11/15/19	152,675	0.1
565,000		American Axle & Manufacturing, Inc., 5.250%, 02/11/14	562,175	0.4
34,781	#	American Media, Inc., 13.500%, 06/15/18	28,347	0.0
560,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	579,600	0.4
260,000		ArvinMeritor, Inc., 8.125%, 09/15/15	234,000	0.1
305,000		ArvinMeritor, Inc., 10.625%, 03/15/18	288,225	0.2
90,000		Asbury Automotive Group, Inc., 8.375%, 11/15/20	92,700	0.1
500,000	#	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18	522,500	0.3
581,000		Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19	570,832	0.4
720,000		Cablevision Systems Corp., 7.750%, 04/15/18	766,800	0.5
700,000		Cablevision Systems Corp., 8.000%, 04/15/20	754,250	0.5
600,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	610,500	0.4
1,260,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	1,334,025	0.9
420,000		Cedar Fair L.P./Canada’s Wonderland Co/Magnum Management Corp., 9.125%, 08/01/18	458,850	0.3
765,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	814,725	0.5
730,000	#,Z	Checkout Holding Corp., 11/15/15	390,550	0.3
750,000	#	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	686,250	0.4
450,000	#	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	414,000	0.3
120,000		Cinemark USA, Inc., 7.375%, 06/15/21	123,300	0.1
185,000	#	CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	190,550	0.1
79,168	#,&	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, 01/15/17	82,038	0.1
638,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	540,705	0.3
710,000	#	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	686,925	0.4
485,000		Cott Beverages, Inc., 8.375%, 11/15/17	525,619	0.3
120,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	126,900	0.1
885,000	#	Cumulus Media, Inc., 7.750%, 05/01/19	789,862	0.5
680,000		DineEquity, Inc., 9.500%, 10/30/18	733,550	0.5
680,000		DISH DBS Corp., 7.875%, 09/01/19	771,800	0.5
778,000		Emergency Medical Services Corp., 8.125%, 06/01/19	779,945	0.5
395,000		Exide Technologies, 8.625%, 02/01/18	306,125	0.2
895,000		Gray Television, Inc., 10.500%, 06/29/15	850,250	0.6
540,000		Hanesbrands, Inc., 6.375%, 12/15/20	550,800	0.4
840,000		Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/18	579,600	0.4
590,000		Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	629,088	0.4
390,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	393,900	0.3
500,000	#	Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19	527,500	0.3
215,000		KB Home, 7.250%, 06/15/18	194,575	0.1
440,000		Limited Brands, Inc., 8.500%, 06/15/19	514,800	0.3
395,000		LIN Television Corp., 8.375%, 04/15/18	386,606	0.2
243,000		Mediacom Broadband, LLC, 8.500%, 10/15/15	251,505	0.2

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
		Consumer Discretionary (continued)
$535,000		Mediacom LLC / Mediacom Capital Corp., 9.125%, 08/15/19	$570,444	0.4
385,000		Michaels Stores, Inc., 7.750%, 11/01/18	390,775	0.3
280,000		Michaels Stores, Inc., 11.375%, 11/01/16	298,172	0.2
405,000	+	Michaels Stores, Inc., 13.000%, 11/01/16	433,310	0.3
450,000		National CineMedia LLC, 7.875%, 07/15/21	448,312	0.3
525,000		NCL Corp. Ltd., 9.500%, 11/15/18	549,938	0.4
745,000	#	Needle, 8.125%, 03/15/19	713,337	0.5
485,000		New Albertsons, Inc., 7.450%, 08/01/29	380,725	0.2
404,996	&	Nexstar Broadcasting, Inc., 7.000%, 01/15/14	397,402	0.3
175,000		Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	180,250	0.1
665,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	721,525	0.5
425,000	#	NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc., 10.500%, 01/15/20	429,250	0.3
265,000	#	Number Merger Sub, Inc., 11.000%, 12/15/19	268,975	0.2
1,120,000		Pinnacle Entertainment, Inc., 8.750%, 05/15/20	1,103,200	0.7
555,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	536,962	0.3
315,000		Prestige Brands, Inc., 8.250%, 04/01/18	324,450	0.2
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	487,500	0.3
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	165,600	0.1
195,000		Scientific Games Corp., 8.125%, 09/15/18	200,850	0.1
385,000	#	Sinclair Television Group, Inc., 9.250%, 11/01/17	421,575	0.3
145,000	#	Sirius XM Radio, Inc., 8.750%, 04/01/15	159,500	0.1
300,000		Sonic Automotive, Inc., 9.000%, 03/15/18	317,250	0.2
290,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	295,800	0.2
531,000		Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	591,401	0.4
230,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	252,713	0.2
430,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	447,200	0.3
410,000		Visant Corp., 10.000%, 10/01/17	377,200	0.2
565,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	629,975	0.4
290,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	305,950	0.2
			34,583,208	22.6
		Consumer Staples: 6.6%
615,000	#	American Rock Salt Co. LLC/American Rock Capital Corp., 8.250%, 05/01/18	593,475	0.4
350,000		Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 7.750%, 05/15/16	354,375	0.2
445,000		Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 03/15/18	462,800	0.3
177,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	180,540	0.1
400,000		Central Garden and Pet Co., 8.250%, 03/01/18	394,000	0.3
245,000		Cenveo Corp., 8.875%, 02/01/18	214,988	0.1
170,000	#	Cenveo Corp., 10.500%, 08/15/16	144,075	0.1
153,850	&	Ceridian Corp., 12.250%, 11/15/15	121,157	0.1
645,000		Eliz Arden, 7.375%, 03/15/21	674,025	0.4
58,000		Hertz Corp., 8.875%, 01/01/14	58,580	0.0
700,000		Hertz Corp./The, 6.750%, 04/15/19	705,250	0.5
220,000		Hertz Corp./The, 7.375%, 01/15/21	224,675	0.2
320,000		Iron Mountain, Inc., 8.000%, 06/15/20	334,800	0.2
210,000		Iron Mountain, Inc., 8.750%, 07/15/18	219,450	0.1
430,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	488,587	0.3
450,000	#	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	421,875	0.3
365,000		McJunkin Red Man Corp., 9.500%, 12/15/16	372,300	0.2

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
		Consumer Staples (continued)
$295,000	#	Neff Rental LLC/Neff Finance Corp., 9.625%, 05/15/16	$261,075	0.2
655,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	618,975	0.4
470,000	#	RSC Equipment Rental, Inc., 10.000%, 07/15/17	549,900	0.4
190,000		RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	193,325	0.1
577,000	#	Seminole Indian Tribe of Florida, 7.750%, 10/01/17	602,965	0.4
420,000		ServiceMaster Co/The, 7.450%, 08/15/27	321,300	0.2
570,000	#,&	ServiceMaster Co/The, 10.750%, 07/15/15	592,800	0.4
1,025,000		United Rentals North America, Inc., 8.375%, 09/15/20	1,004,500	0.7
			10,109,792	6.6
		Energy: 15.3%
355,000		Aleris International, Inc., 7.625%, 02/15/18	347,900	0.2
620,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	604,500	0.4
245,000		Alpha Natural Resources, Inc., 6.000%, 06/01/19	238,875	0.2
555,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	541,125	0.4
635,000	#	Arch Coal, Inc., 7.250%, 06/15/21	655,637	0.4
180,000	#	Arch Coal, Inc., 7.000%, 06/15/19	184,500	0.1
200,000		ATP Oil & Gas Corp./United States, 11.875%, 05/01/15	132,500	0.1
375,000		Basic Energy Services, Inc., 7.750%, 02/15/19	379,687	0.2
475,000		Berry Petroleum Co., 10.250%, 06/01/14	539,719	0.4
400,000		Breitnurn, 8.625%, 10/15/20	420,500	0.3
196,000		Brigham Exploration Co., 8.750%, 10/01/18	241,080	0.2
590,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	578,200	0.4
425,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	414,375	0.3
405,000		Chaparral Energy, Inc., 8.875%, 02/01/17	421,200	0.3
145,000		Chaparral Energy, Inc., 8.250%, 09/01/21	147,538	0.1
205,000		Chaparral Energy, Inc., 9.875%, 10/01/20	222,425	0.1
325,000		Chesapeake Energy Corp., 6.125%, 02/15/21	335,562	0.2
200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	215,500	0.1
705,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	736,725	0.5
535,000	#	Clayton Wms, 7.750%, 04/01/19	513,600	0.3
365,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	393,744	0.3
450,000		Consol Energy, Inc., 8.250%, 04/01/20	499,500	0.3
200,000		Consol Energy, Inc., 8.000%, 04/01/17	220,000	0.1
200,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	203,000	0.1
670,000		Covanta Holding Corp., 7.250%, 12/01/20	707,436	0.5
250,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	274,375	0.2
405,000	#	Eagle Rock Energy Partners L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	407,025	0.3
625,000		El Paso Corp., 7.250%, 06/01/18	687,259	0.4
480,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	526,800	0.3
585,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	637,650	0.4
375,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, 02/15/20	403,125	0.3
475,000		James River Coal Co., 7.875%, 04/01/19	361,000	0.2
275,000		Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	287,375	0.2
360,000		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	392,400	0.3
230,000		McMoRan Exploration Co., 11.875%, 11/15/14	244,950	0.2
160,000	#	Meg Energy, 6.500%, 03/15/21	164,400	0.1
325,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	294,125	0.2
360,000		Novelis, Inc./GA, 8.750%, 12/15/20	387,900	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
		Energy (continued)
$215,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	$214,462	0.1
385,000		Oasis Petroleum, Inc., 7.250%, 02/01/19	400,400	0.3
384,000		Patriot Coal Corp., 8.250%, 04/30/18	370,560	0.2
175,000	#	Peabody Energy Corp., 6.000%, 11/15/18	179,375	0.1
250,000	#	Peabody Energy Corp., 6.250%, 11/15/21	260,000	0.2
445,000		Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	449,450	0.3
535,000		Pioneer Natural Resources Co., 7.500%, 01/15/20	629,951	0.4
230,000		Plains Exploration & Production Co., 7.625%, 06/01/18	244,950	0.2
200,000		Plains Exploration & Production Co., 6.625%, 05/01/21	211,000	0.1
200,000		Range Resources Corp., 5.750%, 06/01/21	217,500	0.1
570,000	#	SM Energy Co., 6.500%, 11/15/21	589,950	0.4
715,000		Stone Energy Corp., 8.625%, 02/01/17	732,875	0.5
390,000	#	SunCoke Energy, Inc., 7.625%, 08/01/19	391,950	0.3
600,000		Swift Energy Co., 8.875%, 01/15/20	633,000	0.4
230,000	#	Swift Energy Co., 7.875%, 03/01/22	228,275	0.1
270,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	274,725	0.2
870,000		Thompson Creek Metals Co., Inc., 7.375%, 06/01/18	778,650	0.5
390,000		Venoco, Inc., 8.875%, 02/15/19	352,950	0.2
969,000	#	W&T Offshore, Inc., 8.500%, 06/15/19	1,007,760	0.7
230,000		Westmoreland Coal Co/Westmoreland Partners, 10.750%, 02/01/18	226,550	0.1
			23,357,545	15.3
		Financials: 8.0%
1,435,000		Ally Financial, Inc., 8.000%, 03/15/20	1,474,463	1.0
455,000		Ally Financial, Inc., 8.300%, 02/12/15	481,163	0.3
790,000		American General Finance Corp., 5.400%, 12/01/15	578,675	0.4
750,000		Atlantic Broadband Finance, LLC, 9.375%, 01/15/14	755,625	0.5
640,000	#	CIT Group, In.c, 6.625%, 04/01/18	665,600	0.4
710,000	#	CIT Group, Inc., 7.000%, 05/02/16	710,887	0.5
1,050,000	#	CIT Group, Inc., 7.000%, 05/02/17	1,050,000	0.7
235,000	#	CIT Group, Inc., 7.000%, 05/04/15	235,587	0.2
602,000		Felcor Lodging L.P., 10.000%, 10/01/14	662,200	0.4
500,000		Fifth Third Capital Trust IV, 6.500%, 04/15/37	492,500	0.3
440,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	492,466	0.3
500,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	521,868	0.3
945,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,115,536	0.7
125,000		International Lease Finance Corp., 5.750%, 05/15/16	116,073	0.1
210,000		International Lease Finance Corp., 6.250%, 05/15/19	194,218	0.1
298,000		International Lease Finance Corp., 8.625%, 09/15/15	306,568	0.2
310,000		International Lease Finance Corp., 8.750%, 03/15/17	320,075	0.2
470,000		International Lease Finance Corp., 8.250%, 12/15/20	475,875	0.3
250,000	#	Realogy Corp., 7.875%, 02/15/19	218,750	0.1
500,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	418,750	0.3
345,000		Springleaf Finance Corp., 6.900%, 12/15/17	250,125	0.2
660,000		Tops Holding Corp. / Tops Markets LLC, 10.125%, 10/15/15	693,000	0.5
			12,230,004	8.0
		Health Care: 8.0%
193,000		Biomet, Inc., 11.625%, 10/15/17	210,370	0.1
1,000,000	#	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,012,500	0.7
145,000		DaVita, Inc., 6.375%, 11/01/18	148,806	0.1
595,000		DaVita, Inc., 6.625%, 11/01/20	614,338	0.4
135,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	144,113	0.1

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
		Health Care (continued)
$168,000		Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	$179,550	0.1
153,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	163,710	0.1
455,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	375,944	0.3
150,000		Grifols, Inc., 8.250%, 02/01/18	158,250	0.1
655,000		HCA Holdings, Inc., 7.750%, 05/15/21	669,737	0.4
105,000		HCA, Inc., 7.875%, 02/15/20	113,925	0.1
610,000		HCA, Inc., 7.250%, 09/15/20	646,600	0.4
800,000		HCA, Inc., 7.500%, 02/15/22	820,000	0.5
245,000	#	Health Management Associates, Inc., 7.375%, 01/15/20	255,412	0.2
185,000		Healthsouth Corp., 7.250%, 10/01/18	184,537	0.1
260,000		Healthsouth Corp., 8.125%, 02/15/20	263,250	0.2
625,000		IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 05/15/19	548,438	0.4
480,000	#	IVD Acquisition Corp., 11.125%, 08/15/19	499,200	0.3
170,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	188,488	0.1
570,000		Omnicare, Inc., 7.750%, 06/01/20	614,888	0.4
205,000		Radnet Management, Inc., 10.375%, 04/01/18	181,425	0.1
167,000		Select Medical Corp., 7.625%, 02/01/15	157,815	0.1
650,000		Select Medical Holdings Corp., 6.267%, 09/15/15	549,250	0.4
280,000	#	STHI Holding Corp., 8.000%, 03/15/18	289,100	0.2
645,000	#	Tenet Healthcare Corp., 6.250%, 11/01/18	657,900	0.4
670,000		Tenet Healthcare Corp., 8.000%, 08/01/20	674,187	0.4
225,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
220,000		United Surgical Partners International, Inc., 8.875%, 05/01/17	220,550	0.2
300,000	&	United Surgical Partners International, Inc., 9.250%, 05/01/17	303,000	0.2
525,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	509,250	0.3
245,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	243,162	0.2
225,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	219,375	0.1
12,000	Z	Vanguard Health Systems, Inc., 02/01/16	7,560	0.0
495,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	493,762	0.3
			12,318,392	8.0
		Industrials: 6.3%
455,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	484,575	0.3
190,000		Associated Materials LLC, 9.125%, 11/01/17	166,725	0.1
185,000		Atkore International, Inc., 9.875%, 01/01/18	178,063	0.1
635,000		Berry Plastics Corp., 9.750%, 01/15/21	636,588	0.4
310,000	#	Bombardier, Inc., 7.500%, 03/15/18	333,250	0.2
310,000	#	Bombardier, Inc., 7.750%, 03/15/20	339,450	0.2
385,000	#	Calpine Corp., 7.500%, 02/15/21	413,875	0.3
185,000		Case New Holland, Inc., 7.750%, 09/01/13	197,487	0.1
6,000		CDW LLC / CDW Finance Corp., 11.000%, 10/12/15	6,330	0.0
750,000		CDW LLC / CDW Finance Corp., 12.535%, 10/12/17	757,500	0.5
75,000		CF Industries, Inc., 6.875%, 05/01/18	86,062	0.1
280,000		Coleman Cable, Inc., 9.000%, 02/15/18	278,950	0.2
360,000	#	Ducommun, Inc., 9.750%, 07/15/18	367,200	0.2
355,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	352,338	0.2
110,000		Interface, Inc., 7.625%, 12/01/18	116,875	0.1
880,000	#	JM Huber Corp., 9.875%, 11/01/19	928,400	0.6
130,000		Koppers, Inc., 7.875%, 12/01/19	138,450	0.1
125,000		Lyondell Chemical Co., 8.000%, 11/01/17	137,187	0.1
300,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	313,875	0.2

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
		Industrials (continued)
$190,000		Mobile Mini, Inc., 7.875%, 12/01/20	$191,900	0.1
585,000		Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.875%, 04/01/18	605,475	0.4
240,000		Nova Chemicals Corp., 8.375%, 11/01/16	262,800	0.2
310,000		Nova Chemicals Corp., 8.625%, 11/01/19	343,325	0.2
500,000	#	NXP BV/NXP Funding, LLC, 9.750%, 08/01/18	547,500	0.4
370,000	#	Polymer Group, Inc., 7.750%, 02/01/19	384,800	0.3
375,000		Severstal, 10.250%, 02/15/18	394,688	0.3
610,000		SPX Corp., 6.875%, 09/01/17	661,850	0.4
			9,625,518	6.3
		Information Technology: 5.2%
605,000		Aspect Software, Inc., 10.625%, 05/15/17	630,713	0.4
675,000		CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	683,437	0.4
5,233	&	CDW LLC / CDW Finance Corp., 11.500%, 10/12/15	5,521	0.0
300,000	#	Eagle Parent, Inc., 8.625%, 05/01/19	288,000	0.2
295,000	#	Emdeon, Inc., 11.000%, 12/31/19	310,119	0.2
1,000,000	#	Fidelity National Information Services, Inc., 7.625%, 07/15/17	1,082,500	0.7
293,000		First Data Corp., 12.625%, 01/15/21	256,375	0.2
145,000	#	First Data Corp., 8.250%, 01/15/21	130,500	0.1
146,000	#,&	First Data Corp., 8.750%, 01/15/22	126,290	0.1
17,000		First Data Corp., 9.875%, 09/24/15	16,065	0.0
18,684	&	First Data Corp., 10.550%, 09/24/15	17,913	0.0
195,000		First Data Corp., 11.250%, 03/31/16	162,825	0.1
432,000	#	Insight.com, 9.375%, 07/15/18	495,720	0.3
405,000		Jabil Circuit, Inc., 7.750%, 07/15/16	453,600	0.3
460,000		Kemet Corp., 10.500%, 05/01/18	488,750	0.3
670,000		MedAssets, Inc., 8.000%, 11/15/18	659,950	0.4
535,000	#	Seagate HDD Cayman, 7.750%, 12/15/18	571,781	0.4
525,000		SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	557,813	0.3
270,000	#	Stoneridge, Inc., 9.500%, 10/15/17	278,100	0.2
395,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	406,356	0.3
405,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	418,162	0.3
			8,040,490	5.2
		Materials: 5.9%
85,000		Berry Plastics Holding Corp., 10.250%, 03/01/16	82,450	0.1
185,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	200,725	0.1
615,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	647,287	0.4
510,000		Case New Holland, Inc., 7.875%, 12/01/17	578,850	0.4
75,000		CF Industries, Inc., 7.125%, 05/01/20	88,875	0.1
220,000		Chemtura Corp., 7.875%, 09/01/18	227,700	0.1
285,000		Darling International, Inc., 8.500%, 12/15/18	317,775	0.2
230,000		Ferro Corp., 7.875%, 08/15/18	232,300	0.2
280,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	263,900	0.2
460,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	381,800	0.2
1,035,000		Huntsman International LLC, 8.625%, 03/15/21	1,102,275	0.7
830,000	#	JMC Steel Group, 8.250%, 03/15/18	813,400	0.5
120,000		Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.750%, 03/01/19	113,400	0.1
410,000	#	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16	412,050	0.3
124,775		Lyondell Chemical Co., 11.000%, 05/01/18	136,941	0.1
640,000	#	LyondellBasell Industries NV, 6.000%, 11/15/21	667,200	0.4
655,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	501,075	0.3
180,000		Novelis, Inc./GA, 8.375%, 12/15/17	192,150	0.1
460,000		Omnova Solutions, Inc., 7.875%, 11/01/18	400,200	0.3
305,000		Owens-Illinois, Inc., 7.800%, 05/15/18	338,550	0.2

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
		Materials (continued)
$290,000	#	Plastipak Holdings, Inc., 10.625%, 08/15/19	$321,900	0.2
275,000		PolyOne Corp., 7.375%, 09/15/20	284,625	0.2
307,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	309,303	0.2
350,000		Solutia, Inc., 8.750%, 11/01/17	384,125	0.3
75,000	#	Vertellus Specialties, Inc., 9.375%, 10/01/15	57,750	0.0
			9,056,606	5.9
		Telecommunications: 5.0%
220,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	220,000	0.1
420,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	392,175	0.3
260,000	#	CommScope, Inc., 8.250%, 01/15/19	261,300	0.2
510,000		Cricket Communications, Inc., 7.750%, 05/15/16	529,125	0.3
755,000		Freescale Semiconductor, Inc., 8.050%, 02/01/20	713,475	0.5
200,000		Frontier Communications Corp., 8.250%, 04/15/17	205,500	0.1
510,000		Frontier Communications Corp., 8.500%, 04/15/20	524,662	0.3
250,000	#,&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	241,875	0.2
200,000	#	Intelsat Jackson Holdings SA, 7.250%, 04/01/19	203,500	0.1
240,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	243,300	0.2
250,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	265,625	0.2
131,375	&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	127,105	0.1
1,120,000		Intelsat Luxembourg S.A., 11.250%, 02/04/17	1,086,400	0.7
18,024	&	iPCS, Inc., 3.679%, 05/01/14	15,951	0.0
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	589,050	0.4
330,000		Sprint Capital Corp., 6.875%, 11/15/28	237,188	0.1
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	699,913	0.5
190,000		West Corp., 7.875%, 01/15/19	189,525	0.1
870,000		Windstream Corp., 7.000%, 03/15/19	883,050	0.6
			7,628,719	5.0
		Utilities: 2.8%
330,000		AES Corp., 8.000%, 10/15/17	364,650	0.2
310,000	#	AES Corp., 7.375%, 07/01/21	335,575	0.2
690,000	#	Calpine Corp., 7.875%, 07/31/20	746,925	0.5
120,000		Edison Mission Energy, 7.625%, 05/15/27	71,400	0.0
730,000		Energy Future Holdings Corp., 10.000%, 01/15/20	770,150	0.5
650,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	669,500	0.4
475,000		Mirant Americas Generation, LLC, 9.125%, 05/01/31	432,250	0.3
230,000	#	NRG Energy, Inc., 7.625%, 05/15/19	226,550	0.2
230,000	#	NRG Energy, Inc., 7.875%, 05/15/21	225,400	0.2
455,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	388,456	0.3
			4,230,856	2.8
		Total Corporate Bonds/Notes
		(Cost $128,986,637)	131,181,130	85.7
ASSET-BACKED SECURITIES: 0.6%
		Other Asset-Backed Securities: 0.6%
1,000,000	#	GSC Partners CDO Fund Ltd, 2.343%, 12/16/15	947,004	0.6
		Total Asset-Backed Securities
		(Cost $915,042)	947,004	0.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
195	X	American Media, Inc.	$3,120	0.0
5,810	X	American Media, Inc., Stock Certificates	—	—
		Total Common Stock
		(Cost $136,656)	3,120	0.0
		Total Long-Term Investments
		(Cost $130,038,335)	132,131,254	86.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.0%
		Mutual Funds: 10.0%
15,357,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $15,357,000)	$15,357,000	10.0
		Total Short-Term Investments
		(Cost $15,357,000)	15,357,000	10.0
		Total Investments in Securities (Cost $145,395,335)	$147,488,254	96.3
		Assets in Excess of Other Liabilities	5,636,298	3.7
		Net Assets	$153,124,552	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is $145,399,347.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$4,909,484
		Gross Unrealized Depreciation	(2,820,577)
		Net Unrealized Appreciation	$2,088,907

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$3,120	$3,120
Total Common Stock	—	—	3,120	3,120
Corporate Bonds/Notes	—	131,181,130	—	131,181,130
Asset-Backed Securities	—	947,004	—	947,004
Short-Term Investments	15,357,000	—	—	15,357,000
Total Investments, at value	$15,357,000	$132,128,134	$3,120	$147,488,254
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(652,704)	$—	$(652,704)
Total Liabilities	$—	$(652,704)	$—	$(652,704)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended December 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	12/31/2011
Asset Table
Investments, at value
Common Stock	$2,541	$—	$—	$—	$—	$579	$—	$—	$3,120
Total Investments, at value	$2,541	$—	$—	$—	$—	$579	$—	$—	$3,120

As of December 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $579.

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2011 (Unaudited) (continued)

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING High Yield Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
	CDX.NA.HY.17.V3	Sell	5.000	12/20/16	USD	4,900,000	$(343,781)	$(393,702)	$49,921
	CDX.NA.HY.17.V3	Sell	5.000	12/20/16	USD	2,450,000	(175,398)	(169,691)	(5,707)
	CDX.NA.HY.17.V3	Sell	5.000	12/20/16	USD	1,960,000	(133,525)	(133,525)	—
							$(652,704)	$(696,918)	$44,214

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.6%
		Consumer Discretionary: 3.7%
$1,110,000		AMC Entertainment, Inc., 8.750%, 06/01/19	$1,154,400	0.2
796,000		AutoZone, Inc., 4.000%, 11/15/20	816,726	0.1
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	823,250	0.1
890,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	905,575	0.1
385,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	403,288	0.1
260,000		DISH DBS Corp., 6.750%, 06/01/21	281,450	0.0
785,000		DISH DBS Corp., 7.875%, 09/01/19	890,975	0.1
927,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	955,404	0.1
1,374,000		The Gap, Inc., 5.950%, 04/12/21	1,312,353	0.2
2,975,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	3,323,825	0.4
435,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	439,350	0.1
1,105,000		Limited Brands, Inc., 8.500%, 06/15/19	1,292,850	0.2
827,000		Mattel, Inc., 2.500%, 11/01/16	833,446	0.1
827,000		Mattel, Inc., 5.450%, 11/01/41	838,872	0.1
1,842,000		McDonald’s Corp., 2.625%, 01/15/22	1,855,297	0.2
979,000		News America, Inc., 4.500%, 02/15/21	1,028,026	0.1
1,222,000		News America, Inc., 6.650%, 11/15/37	1,386,619	0.2
1,065,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	1,155,525	0.2
1,525,000		Odebrecht Finance Ltd, 7.000%, 04/21/20	1,639,375	0.2
310,000	#,L	Odebrecht Finance Ltd., 7.500%, 09/29/49	304,575	0.0
795,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	844,688	0.1
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	908,739	0.1
1,120,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	1,230,600	0.2
971,000		Walt Disney Co/The, 1.350%, 08/16/16	974,991	0.1
621,000		Walt Disney Co/The, 4.375%, 08/16/41	656,499	0.1
1,405,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	1,549,013	0.2
950,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	1,002,250	0.1
			28,807,961	3.7
		Consumer Staples: 0.9%
321,000		Altria Group, Inc., 4.750%, 05/05/21	353,971	0.0
1,003,000		Altria Group, Inc., 9.700%, 11/10/18	1,350,886	0.2
1,030,000	#	Cargill, Inc., 3.250%, 11/15/21	1,038,380	0.1
1,240,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,370,200	0.2
920,000	#	Delphi Corp., 5.875%, 05/15/19	943,000	0.1
1,407,000		Lorillard Tobacco Co., 6.875%, 05/01/20	1,574,259	0.2
551,000		PepsiCo, Inc./NC, 3.125%, 11/01/20	573,535	0.1
			7,204,231	0.9
		Energy: 5.9%
825,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	804,375	0.1
360,000		Alpha Natural Resources, Inc., 6.000%, 06/01/19	351,000	0.0
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,009,918	0.1
1,025,000	L	Arch Coal, Inc., 8.750%, 08/01/16	1,124,938	0.1
1,240,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	1,268,795	0.2
3,134,000		BP Capital Markets PLC, 2.248%, 11/01/16	3,158,298	0.4
720,000		BP Capital Markets PLC, 3.561%, 11/01/21	750,824	0.1
375,000		Chesapeake Energy Corp., 6.625%, 08/15/20	404,062	0.1
325,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	339,625	0.0
702,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	783,945	0.1
997,000		Devon Energy Corp., 5.600%, 07/15/41	1,200,962	0.2
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	632,693	0.1
356,000	#	Empresa Nacional del Petroleo, 4.750%, 12/06/21	355,263	0.0
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	2,022,055	0.3
533,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	557,491	0.1
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,174,325	0.2
1,244,000		Energy Transfer Partners, 9.700%, 03/15/19	1,525,730	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
			Energy (continued)
$1,217,000			Energy Transfer Partners L.P., 4.650%, 06/01/21	$1,193,963	0.2
	1,217,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	1,195,267	0.2
	460,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	466,900	0.1
	875,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	773,638	0.1
	1,800,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
	2,200,000	±,X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
	804,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	853,245	0.1
	949,000	#	KazMunaiGaz Finance Sub BV, 8.375%, 07/02/13	998,823	0.1
	1,442,000		Marathon Petroleum Corp., 6.500%, 03/01/41	1,636,827	0.2
	986,000		Nexen, Inc., 7.500%, 07/30/39	1,183,831	0.2
	1,225,000		Occidental Petroleum Corp., 1.750%, 02/15/17	1,242,559	0.2
	3,245,200		Petroleos de Venezuela SA, 8.500%, 11/02/17	2,454,994	0.3
	1,689,000		Petroleos Mexicanos, 6.000%, 03/05/20	1,883,742	0.2
	1,350,000		Pioneer Natural Resources Co., 7.500%, 01/15/20	1,589,595	0.2
	830,000		Plains Exploration & Production Co., 8.625%, 10/15/19	916,112	0.1
	1,387,000		Pride International, Inc., 7.875%, 08/15/40	1,809,654	0.2
	1,055,000		Range Resources Corp., 5.750%, 06/01/21	1,147,312	0.2
	2,639,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	2,673,640	0.3
	626,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	641,048	0.1
	1,594,000		TNK-BP Finance SA, 7.875%, 03/13/18	1,719,527	0.2
	790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	915,762	0.1
	1,455,000		Transocean, Inc., 6.375%, 12/15/21	1,548,785	0.2
	969,000		Weatherford International Ltd. Bermuda, 6.750%, 09/15/40	1,101,001	0.1
				45,410,524	5.9
			Financials: 9.3%
	3,513,600		Aegon NV, 2.208%, 12/31/49	1,510,866	0.2
	970,000		American Express Credit Corp., 2.800%, 09/19/16	976,036	0.1
	1,203,000		American International Group, Inc., 5.850%, 01/16/18	1,179,203	0.1
	1,035,000		American International Group, Inc., 8.175%, 05/15/58	931,500	0.1
BRL	2,887,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,579,047	0.2
	1,314,000		Bank of America Corp., 8.000%, 12/29/49	1,177,964	0.1
	2,337,000		The Bank of New York Mellon Corp., 3.550%, 09/23/21	2,374,593	0.3
	777,000		Boston Properties L.P., 3.700%, 11/15/18	794,339	0.1
	3,639,000		Caterpillar Financial Services Corp., 2.050%, 08/01/16	3,740,513	0.5
	2,912,000		Citigroup, Inc., 3.953%, 06/15/16	2,905,480	0.4
	441,000		Citigroup, Inc., 4.500%, 01/14/22	424,927	0.1
	1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,950,694	0.2
	1,762,000		Credit Suisse/Guernsey, 5.860%, 12/31/49	1,440,435	0.2
	965,000		ERP Operating L.P., 4.625%, 12/15/21	985,594	0.1
	1,285,000		Fifth Third Bancorp., 8.250%, 03/01/38	1,574,899	0.2
	1,065,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,257,191	0.2
	1,043,000		General Electric Capital Corp., 3.350%, 10/17/16	1,087,619	0.1
	1,069,000		General Electric Capital Corp., 4.650%, 10/17/21	1,117,435	0.1
	2,262,000		General Electric Capital Corp., 5.300%, 02/11/21	2,421,478	0.3
	819,000		Genworth Financial, Inc., 7.625%, 09/24/21	766,784	0.1
	2,342,000		Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	2,288,101	0.3
	1,295,000		Goldman Sachs Group, Inc./The, 5.350%, 01/15/16	1,329,000	0.2
	521,000		Hartford Financial Services Group, Inc., 5.500%, 03/30/20	529,471	0.1
	610,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	606,294	0.1
	1,301,000		HSBC Finance Corp., 6.676%, 01/15/21	1,347,571	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
			Financials (continued)
$1,451,000			HSBC Holdings PLC, 4.875%, 01/14/22	$1,535,994	0.2
	2,278,000	#	Hyundai Capital America, 4.000%, 06/08/17	2,257,341	0.3
	964,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	963,179	0.1
	1,361,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	925,480	0.1
	1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,078,480	0.1
	559,000	#,L	IPIC GMTN Ltd., 3.750%, 03/01/17	559,699	0.1
	1,300,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,306,500	0.2
	625,000	#	IPIC GMTN Ltd., 6.875%, 11/01/41	639,844	0.1
	1,026,000	L	Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	1,039,876	0.1
	455,000		John Deere Capital Corp., 2.250%, 06/07/16	468,016	0.1
	3,734,000		JPMorgan Chase & Co., 4.350%, 08/15/21	3,776,885	0.5
	547,000		JPMorgan Chase & Co., 5.400%, 01/06/42	571,876	0.1
	1,727,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	1,629,630	0.2
	1,301,000		Morgan Stanley, 3.800%, 04/29/16	1,200,031	0.2
	1,801,000		Morgan Stanley, 5.500%, 07/28/21	1,667,677	0.2
	771,000		Morgan Stanley, 5.750%, 01/25/21	720,183	0.1
	1,310,000		Northern Trust Corp., 3.375%, 08/23/21	1,344,951	0.2
	1,300,000		Owens, 7.375%, 05/15/16	1,430,000	0.2
	391,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	521,426	0.1
	1,198,000		PNC Funding Corp., 2.700%, 09/19/16	1,221,120	0.2
	23,112	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	23,112	0.0
	1,042,000		Protective Life Corp., 8.450%, 10/15/39	1,195,688	0.2
	2,039,000		Santander Holdings USA, Inc., 4.625%, 04/19/16	1,960,319	0.2
	1,682,000		Simon Property Group L.P., 2.800%, 01/30/17	1,720,481	0.2
	882,000		Simon Property Group L.P., 4.125%, 12/01/21	923,782	0.1
	1,007,000		SLM Corp., 8.000%, 03/25/20	1,019,587	0.1
	312,000		SunTrust Banks, Inc., 3.500%, 01/20/17	314,041	0.0
	904,000		The Toronto-Dominion Ban, 2.375%, 10/19/16	921,149	0.1
	1,583,000	±,X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—
DKK	16		Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	3	0.0
	1,305,000		US Bancorp, 2.200%, 11/15/16	1,319,326	0.2
	1,639,000		Wells Fargo & Co., 2.625%, 12/15/16	1,640,269	0.2
				72,192,979	9.3
			Health Care: 1.7%
	785,000		Amgen, Inc., 3.875%, 11/15/21	793,447	0.1
	1,179,000		Amgen, Inc., 5.150%, 11/15/41	1,224,516	0.1
	1,268,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	1,293,127	0.2
	694,000		Cigna Corp., 2.750%, 11/15/16	693,420	0.1
	1,477,000		Gilead Sciences, Inc., 4.400%, 12/01/21	1,566,155	0.2
	1,395,000		HCA, Inc., 7.250%, 09/15/20	1,478,700	0.2
	685,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	759,494	0.1
	775,000		Omnicare, Inc., 7.750%, 06/01/20	836,031	0.1
	1,241,000		Stryker Corp., 2.000%, 09/30/16	1,271,676	0.2
	1,054,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
	532,000		UnitedHealth Group, Inc., 1.875%, 11/15/16	532,660	0.1
	915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	892,125	0.1
	1,549,000		WellPoint, Inc., 3.700%, 08/15/21	1,594,406	0.2
				12,935,757	1.7
			Industrials: 1.7%
	900,000	#	Bombardier, Inc., 7.500%, 03/15/18	967,500	0.1
	890,000	#	Bombardier, Inc., 7.750%, 03/15/20	974,550	0.1
	786,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	811,426	0.1
	1,105,000	#	Calpine Corp., 7.500%, 02/15/21	1,187,875	0.2
	185,000		Celanese US Holdings LLC, 5.875%, 06/15/21	191,244	0.0
	860,000		CRH America, Inc., 4.125%, 01/15/16	859,579	0.1
	1,054,000		Domtar Corp., 10.750%, 06/01/17	1,333,310	0.2
	1,013,000	#	Energizer Holdings, Inc., 4.700%, 05/19/21	1,067,697	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
		Industrials (continued)
$1,450,000		Lockheed Martin Corp., 2.125%, 09/15/16	$1,454,308	0.2
1,597,000		Lockheed Martin Corp., 3.350%, 09/15/21	1,591,307	0.2
720,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	753,300	0.1
1,025,000		Nova Chemicals Corp., 8.375%, 11/01/16	1,122,375	0.1
787,000		Philip Morris International, Inc., 2.900%, 11/15/21	803,758	0.1
447,000		RZD Capital Ltd., 5.739%, 04/03/17	451,470	0.1
			13,569,699	1.7
		Information Technology: 1.1%
150,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	156,750	0.0
1,120,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,198,400	0.2
1,543,000		Hewlett-Packard Co., 3.000%, 09/15/16	1,555,917	0.2
1,861,000		Intel Corp., 1.950%, 10/01/16	1,915,739	0.2
561,000		International Business Machines Corp., 2.900%, 11/01/21	579,291	0.1
1,365,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,528,800	0.2
835,000		Seagate Technology, Inc., 6.800%, 10/01/16	897,625	0.1
952,000		Symantec Corp., 4.200%, 09/15/20	958,649	0.1
			8,791,171	1.1
		Materials: 2.2%
1,203,000		Alcoa, Inc., 6.150%, 08/15/20	1,251,557	0.2
816,000		ArcelorMittal, 6.125%, 06/01/18	806,693	0.1
1,606,000		ArcelorMittal, 9.850%, 06/01/19	1,788,127	0.2
1,175,000		Case New Holland, Inc., 7.875%, 12/01/17	1,333,625	0.2
1,041,000		Ecolab, Inc., 4.350%, 12/08/21	1,113,473	0.1
890,000	#	FMG Resources August 2006 Pty Ltd, 6.375%, 02/01/16	867,750	0.1
495,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	549,065	0.1
1,100,000	L	Huntsman International LLC, 8.625%, 03/15/21	1,171,500	0.1
381,811		Lyondell Chemical Co., 11.000%, 05/01/18	419,038	0.1
922,000		Praxair, Inc., 3.000%, 09/01/21	945,122	0.1
946,000		Praxair, Inc., 4.625%, 03/30/15	1,045,175	0.1
1,241,000		Rio Tinto Finance USA Ltd., 2.250%, 09/20/16	1,265,649	0.2
460,000	#	Sealed Air Corp., 8.375%, 09/15/21	510,600	0.1
230,000		Southern Copper Corp., 5.375%, 04/16/20	244,802	0.0
1,008,000		Teck Resources Ltd., 10.250%, 05/15/16	1,160,236	0.1
2,078,000		Vale Overseas Ltd., 4.625%, 09/15/20	2,158,491	0.3
827,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	846,197	0.1
			17,477,100	2.2
		Telecommunications: 2.4%
420,000		America Movil SAB de CV, 6.125%, 03/30/40	502,618	0.1
1,410,000		American Tower Corp., 4.500%, 01/15/18	1,435,847	0.2
1,022,000		AT&T, Inc., 3.875%, 08/15/21	1,082,761	0.1
1,635,000		AT&T, Inc., 5.550%, 08/15/41	1,928,695	0.2
800,000		CenturyLink, Inc., 6.000%, 04/01/17	812,178	0.1
500,000		Frontier Communications Corp., 7.875%, 04/15/15	509,375	0.1
570,000		Frontier Communications Corp., 8.125%, 10/01/18	577,125	0.1
425,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	432,437	0.0
450,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	456,188	0.1
1,015,000		Qwest Communications International, Inc., 7.125%, 04/01/18	1,060,675	0.1
1,568,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	1,507,058	0.2
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,374,564	0.2
2,137,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	2,269,951	0.3
1,288,000		Verizon Communications, Inc., 2.000%, 11/01/16	1,293,424	0.2
1,197,000		Verizon Communications, Inc., 3.500%, 11/01/21	1,248,296	0.2
627,000		Verizon Communications, Inc., 4.750%, 11/01/41	676,127	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
		Telecommunications (continued)
$1,200,000		Windstream Corp., 7.000%, 03/15/19	$1,218,000	0.1
			18,385,319	2.4
		Utilities: 3.7%
1,853,000		3M Co., 1.375%, 09/29/16	1,871,471	0.2
855,000		AES Corp., 8.000%, 10/15/17	944,775	0.1
1,467,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	1,570,931	0.2
1,191,000		Ameren Corp., 8.875%, 05/15/14	1,335,459	0.2
1,043,000		CMS Energy Corp., 6.250%, 02/01/20	1,100,140	0.1
922,000		Commonwealth Edison Co., 3.400%, 09/01/21	956,391	0.1
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,329,928	0.2
813,000		Eaton Corp., 5.300%, 03/15/17	937,922	0.1
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	881,730	0.1
995,000	#,L	Enel Finance International S.A., 6.250%, 09/15/17	950,967	0.1
1,130,000		Entergy Corp., 5.125%, 09/15/20	1,127,716	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	955,362	0.1
2,126,000		Exelon Generation Co. LLC, 4.000%, 10/01/20	2,188,717	0.3
696,000		FirstEnergy Solutions Corp., 4.800%, 02/15/15	743,480	0.1
1,250,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	1,296,875	0.2
818,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	834,360	0.1
513,000	#	Illinois Tool Works, Inc., 3.375%, 09/15/21	537,200	0.1
824,000	#	Illinois Tool Works, Inc., 4.875%, 09/15/41	939,423	0.1
185,715	#	Juniper Generation, LLC, 6.790%, 12/31/14	152,141	0.0
618,000		Metropolitan Edison, 7.700%, 01/15/19	782,796	0.1
709,000		Nevada Power Co., 7.125%, 03/15/19	886,431	0.1
729,000		NextEra Energy Capital Holdings, Inc., 4.500%, 06/01/21	777,767	0.1
413,000		Nisource Finance Corp., 4.450%, 12/01/21	422,673	0.1
521,000		Nisource Finance Corp., 5.950%, 06/15/41	560,133	0.1
645,000		Nisource Finance Corp., 6.125%, 03/01/22	743,715	0.1
980,000		Oncor Electric Delivery Co., 6.800%, 09/01/18	1,193,090	0.2
851,000		Oncor Electric Delivery Co., 7.500%, 09/01/38	1,202,323	0.2
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,309,653	0.2
			28,533,569	3.7
		Total Corporate Bonds/Notes
		(Cost $249,651,111)	253,308,310	32.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.9%
2,753,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	2,798,029	0.4
25,804,084	#,^	Banc of America Commercial Mortgage, Inc., 0.234%, 10/10/45	269,740	0.0
700,000		Banc of America Commercial Mortgage, Inc., 5.317%, 07/10/43	605,851	0.1
1,250,000		Banc of America Commercial Mortgage, Inc., 5.377%, 07/10/43	1,051,255	0.1
1,510,000		Banc of America Commercial Mortgage, Inc., 5.841%, 06/10/49	1,435,703	0.2
3,039,238		Banc of America Funding Corp., 5.500%, 02/25/35	2,995,463	0.4
2,469,477	#	Banc of America Funding Corp., 5.250%, 08/26/35	2,488,112	0.3
480,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.351%, 03/11/41	341,704	0.0
460,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.496%, 07/10/43	383,568	0.0
650,000	#	Bank of America-First Union NB Commercial Mortgage, 6.250%, 04/11/37	602,647	0.1
554,073		Bear Stearns Alternative-A Trust, 0.934%, 07/25/34	383,827	0.0
410,003	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	410,177	0.1
735,874		Bear Stearns Commercial Mortgage Securities, 8.050%, 10/15/32	758,046	0.1
1,536,170		Chase Mortgage Finance Corp., 5.341%, 12/25/35	1,390,999	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$213,501		Chase Mortgage Finance Corp., 5.500%, 11/25/35	$211,758	0.0
136,909		Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	138,263	0.0
3,172,403	#	Citigroup Mortgage Loan Trust, Inc., 18.854%, 10/25/35	3,850,933	0.5
426,468		Commercial Mortgage Pass Through Certificates, 5.811%, 12/10/49	429,511	0.1
1,854,368	#	Commercial Mortgage Pass Through Certificates, 6.250%, 12/17/13	1,847,652	0.2
2,900,000		Commercial Mortgage Pass Through Certificates, 5.814%, 12/10/49	3,250,221	0.4
5,670,067		Countrywide Alternative Loan Trust, 0.694%, 05/25/36	2,427,449	0.3
1,049,760		Countrywide Home Loan Mortgage Pass-through Trust, 0.614%, 04/25/35	159,672	0.0
3,535,721		Credit Suisse Mortgage Capital Certificates, 5.448%, 01/15/49	3,571,103	0.5
10,937,330	#,^	DBUBS Mortgage Trust, 1.437%, 07/10/44	810,326	0.1
1,200,000	#	DBUBS Mortgage Trust, 5.557%, 11/10/46	992,243	0.1
2,236,576		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.414%, 08/25/36	942,124	0.1
2,652,078		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.484%, 10/25/36	1,040,028	0.1
112,135		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	111,554	0.0
1,424,228		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	1,417,584	0.2
1,949,121		Freddie Mac, 5.000%, 02/15/35	2,171,050	0.3
1,600,464		Freddie Mac, 5.500%, 07/15/37	1,879,832	0.2
19,213,362	#,^	GS Mortgage Securities Corp. II, 1.161%, 03/10/44	1,068,590	0.1
258,072		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	258,874	0.0
984,547		GSR Mortgage Loan Trust, 5.500%, 07/25/35	946,318	0.1
100,412		GSR Mortgage Loan Trust, 0.794%, 06/25/35	88,599	0.0
275,663		Homebanc Mortgage Trust, 1.154%, 08/25/29	187,550	0.0
1,530,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, 01/15/42	1,338,889	0.2
200,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.198%, 12/15/44	201,404	0.0
740,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	552,503	0.1
830,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.288%, 02/12/51	853,582	0.1
1,291,745		JP Morgan Commercial Mortgage Finance Corp., 8.293%, 08/15/32	1,331,438	0.2
17,632,374	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.624%, 07/15/46	1,331,040	0.2
483,781		JPMorgan Mortgage Trust, 5.320%, 07/25/35	466,189	0.1
18,576,361	^	LB-UBS Commercial Mortgage Trust, 0.174%, 11/15/40	34,192	0.0
37,968,973	#,^	LB-UBS Commercial Mortgage Trust, 0.207%, 09/15/39	687,755	0.1
55,107,995	#,^	LB-UBS Commercial Mortgage Trust, 0.664%, 11/15/38	1,316,271	0.2
560,000		LB-UBS Commercial Mortgage Trust, 4.946%, 12/15/39	529,962	0.1
1,730,000		LB-UBS Commercial Mortgage Trust, 4.986%, 12/15/39	1,564,685	0.2
1,320,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	1,236,247	0.2
1,140,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	1,211,949	0.2
410,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	408,443	0.1
2,490,000		LB-UBS Commercial Mortgage Trust, 5.890%, 06/15/38	2,036,240	0.3
51,195,548	#,^	Merrill Lynch Mortgage Trust, 0.530%, 02/12/51	857,633	0.1
850,000		Morgan Stanley Capital I, 5.300%, 06/15/40	649,965	0.1
280,000	#	Morgan Stanley Capital I, 7.350%, 07/15/32	286,317	0.0
1,320,591		Morgan Stanley Capital I, 0.528%, 04/12/49	1,260,504	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$650,000			Morgan Stanley Capital I, 5.242%, 01/14/42	$621,011	0.1
1,200,000		#	Morgan Stanley Capital I, 5.255%, 09/15/47	1,010,939	0.1
1,000,000		#	Morgan Stanley Capital I, 5.397%, 01/13/41	948,932	0.1
1,809,029			Morgan Stanley Capital I, 5.601%, 04/12/49	1,851,185	0.2
310,000		#	Nationslink Funding Corp., 5.000%, 08/20/30	313,920	0.0
16,241,831		#,^	RBSCF Trust, 0.989%, 04/15/24	434,526	0.1
5,000,044			Residential Accredit Loans, Inc., 0.464%, 01/25/37	2,214,737	0.3
1,944,991			Residential Accredit Loans, Inc., 0.744%, 12/25/36	643,970	0.1
745,106			Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	745,438	0.1
297,136			Sequoia Mortgage Trust, 0.555%, 01/20/35	227,053	0.0
503,170			Structured Adjustable Rate Mortgage Loan Trust, 2.595%, 09/25/34	468,956	0.1
620,527			Structured Asset Mortgage Investments, Inc., 0.525%, 04/19/35	450,859	0.1
895,344			Structured Asset Securities Corp., 5.500%, 05/25/35	889,962	0.1
1,590,000		#	Vornado DP LLC, 6.356%, 09/13/28	1,588,827	0.2
55,931,968		#,^	Wachovia Bank Commercial Mortgage Trust, 0.136%, 03/15/42	479,701	0.1
480,000			Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48	305,793	0.0
950,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	938,584	0.1
958,358			Wachovia Bank Commercial Mortgage Trust, 5.735%, 06/15/49	982,846	0.1
2,249,310			WaMu Mortgage Pass Through Certificates, 2.533%, 01/25/36	1,991,685	0.3
1,240,271			Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,322,955	0.2
2,530,319			Wells Fargo Mortgage Backed Securities Trust, 2.689%, 06/25/35	2,312,172	0.3
38,893			Wells Fargo Mortgage-Backed Securities Trust, 4.891%, 08/25/34	39,952	0.0
1,450,000			WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	1,516,644	0.2
			Total Collateralized Mortgage Obligations
			(Cost $86,153,034)	84,172,210	10.9
U.S. TREASURY OBLIGATIONS: 10.1%
			U.S. Treasury Bonds: 2.1%
6,158,000			2.000%, due 11/15/21	6,226,317	0.8
8,468,000			3.750%, due 08/15/41	9,936,673	1.3
				16,162,990	2.1
			U.S. Treasury Notes: 8.0%
7,232,000		L	0.250%, due 11/30/13	7,234,828	0.9
14,742,000			0.375%, due 11/15/14	14,755,828	1.9
6,355,000		L	0.875%, due 11/30/16	6,376,353	0.8
33,964,000			1.375%, due 11/30/18	34,086,066	4.4
				62,453,075	8.0
			Total U.S. Treasury Obligations
			(Cost $77,918,620)	78,616,065	10.1
ASSET-BACKED SECURITIES: 6.1%
			Automobile Asset-Backed Securities: 0.3%
2,555,000			CarMax Auto Owner Trust, 1.510%, 04/17/17	2,552,207	0.3
			Credit Card Asset-Backed Securities: 1.4%
EUR	8,539,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	11,143,989	1.4
			Home Equity Asset-Backed Securities: 0.1%
245,747			Freddie Mac Structured Pass-Through Securities, 0.544%, 05/25/31	240,618	0.1
50,826			Freddie Mac Structured Pass-Through Securities, 0.594%, 01/25/32	48,831	0.0
39,418			Merrill Lynch Mortgage Investors Trust, 1.014%, 07/25/34	32,003	0.0
59,529			Residential Asset Securities Corp., 0.894%, 06/25/32	30,244	0.0
				351,696	0.1
			Other Asset-Backed Securities: 4.3%
744,953		#	ARES CLO Funds, 0.799%, 09/18/17	726,659	0.1
900,000		#	ARES CLO Funds, 3.162%, 02/26/16	784,697	0.1
750,000		#	ARES CLO Ltd., 1.862%, 02/26/16	706,079	0.1
1,683,032		#	Atrium CDO Corp., 0.767%, 06/27/15	1,650,717	0.2
1,227,466		#	Atrium CDO Corp., 0.842%, 10/27/16	1,186,179	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES (continued)
		Other Asset-Backed Securities (continued)
$405,635	#	Callidus Debt Partners Fund Ltd., 0.957%, 05/15/15	$396,750	0.1
633,002	#	Carlyle High Yield Partners, 0.823%, 08/11/16	615,125	0.1
93,931		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.894%, 07/25/33	79,446	0.0
1,188,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	961,195	0.1
1,002,221	+	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	974,064	0.1
902,274	+	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, 12/25/36	587,127	0.1
1,575,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,553,446	0.2
800,000	#	Dryden Leveraged Loan CDO 2002-II, 2.859%, 09/17/16	686,268	0.1
147,815	#	Dryden Leveraged Loan CDO 2002-II, 1.110%, 12/22/15	145,903	0.0
750,000	#	Dryden Leveraged Loan CDO 2002-II, 6.184%, 12/22/15	761,250	0.1
4,350,000		Fieldstone Mortgage Investment Corp., 0.454%, 11/25/36	1,403,491	0.2
4,750,000		Fieldstone Mortgage Investment Corp., 0.534%, 11/25/36	1,554,226	0.2
721,007	#	First CLO Ltd., 0.772%, 07/27/16	710,583	0.1
600,000	#	First CLO Ltd., 2.722%, 07/27/16	545,288	0.1
1,950,000	#	Foxe Basin CLO Ltd., 2.246%, 12/15/15	1,883,125	0.2
1,250,000	#	Galaxy CLO Ltd., 1.953%, 01/15/16	1,202,586	0.2
355,870	#	Granite Ventures Ltd., 0.663%, 12/15/17	347,979	0.0
2,202,232	#	GSC Partners CDO Fund Ltd., 0.859%, 11/20/16	2,169,059	0.3
369,507	#	Gulf Stream Compass CLO Ltd., 0.763%, 07/15/16	363,517	0.0
1,484,149	#	Katonah Ltd., 0.883%, 09/20/16	1,458,516	0.2
120,770	#	Katonah Ltd., 1.120%, 02/20/15	119,703	0.0
498,658		Lehman XS Trust, 0.574%, 08/25/35	374,268	0.0
10,178,000		Morgan Stanley ABS Capital I, 0.564%, 03/25/36	3,741,697	0.5
965,889	#	Navigator CDO Ltd., 2.501%, 01/14/17	802,652	0.1
1,500,000	#	Pacifica CDO Ltd., 1.342%, 05/13/16	1,380,411	0.2
29,901		Residential Asset Mortgage Products, Inc., 0.564%, 07/25/35	29,526	0.0
757,456	#	Stanfield Carrera CLO Ltd., 1.026%, 03/15/15	750,829	0.1
1,250,000	#	Veritas CLO Ltd., 1.847%, 09/05/16	1,109,709	0.1
1,419,014	#	Wind River CLO Ltd., 0.889%, 12/19/16	1,363,451	0.2
			33,125,521	4.3
		Total Asset-Backed Securities
		(Cost $50,487,706)	47,173,413	6.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.6%
		Federal Home Loan Mortgage Corporation: 16.3%##
152,549		0.628%, due 02/15/32	152,783	0.0
1,154,667		3.378%, due 03/15/38	1,205,609	0.2
31,453,000	W	4.000%, due 10/15/40	32,907,701	4.2
5,957,127		4.000%, due 10/01/41	6,259,787	0.8
1,993,650		4.000%, due 10/01/41	2,094,940	0.3
6,969,683		4.000%, due 12/01/41	7,323,788	0.9
4,319,163		4.500%, due 08/01/41	4,579,717	0.6
1,294,093		4.500%, due 08/01/41	1,372,159	0.2
3,619,225		4.500%, due 08/01/41	3,837,555	0.5
3,982,842		4.500%, due 09/01/41	4,224,041	0.6
5,466,488		4.500%, due 10/01/41	5,796,254	0.8
2,377,710	^	4.866%, due 03/15/33	2,401,264	0.3
358,342		4.905%, due 04/01/35	381,908	0.1
202,165		5.000%, due 08/15/16	216,163	0.0
761,334	^	5.000%, due 05/15/17	27,165	0.0
1,512,598		5.000%, due 12/15/17	1,620,820	0.2
2,385,048		5.000%, due 09/15/31	2,430,084	0.3
491,032		5.000%, due 02/15/32	506,232	0.1
963,614		5.000%, due 03/15/32	987,664	0.1
1,090,836		5.000%, due 04/15/32	1,108,171	0.1
1,406,293		5.000%, due 02/15/35	1,554,882	0.2
979,171		5.000%, due 02/15/35	1,024,495	0.1
784,675		5.000%, due 01/01/41	844,044	0.1
8,969,734		5.500%, due 08/15/20	9,103,008	1.2
2,588,997		5.500%, due 11/15/22	2,799,412	0.4
1,793,228		5.500%, due 07/15/32	1,848,977	0.2
560,090		5.500%, due 09/15/32	578,021	0.1
809,695		5.500%, due 10/15/32	819,884	0.1
828,908		5.500%, due 11/15/32	863,512	0.1
3,248,000		5.500%, due 12/15/32	3,554,009	0.5
1,113,053		5.500%, due 02/15/34	1,132,653	0.2
1,615,979		5.500%, due 09/15/34	1,745,313	0.2
1,264,248		5.500%, due 09/15/35	1,334,787	0.2
1,387,245		5.500%, due 08/15/36	1,627,216	0.2
1,610,000		5.500%, due 05/15/37	1,792,857	0.2
3,767,000		5.500%, due 06/15/37	4,171,884	0.5
81,655		5.663%, due 05/01/37	87,886	0.0
6,252,734	^	5.772%, due 07/15/40	1,120,378	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
		Federal Home Loan Mortgage Corporation (continued)
$6,538		6.000%, due 04/01/14	$6,937	0.0
22,521		6.000%, due 12/01/28	25,091	0.0
23,852		6.000%, due 01/01/29	26,573	0.0
883,008		6.000%, due 01/15/29	995,352	0.1
909,843		6.000%, due 01/15/29	985,160	0.1
1,001,666		6.000%, due 07/15/32	1,129,441	0.2
841,207	^	6.000%, due 04/15/33	141,261	0.0
3,625,548		6.000%, due 10/15/37	4,296,865	0.6
28,316,407	^	6.322%, due 09/15/34	3,397,969	0.4
26,246		6.500%, due 01/01/24	29,509	0.0
1,487		6.500%, due 11/01/28	1,704	0.0
33,994		6.500%, due 12/01/31	38,787	0.0
20,423		7.000%, due 11/01/31	23,465	0.0
13,540		7.000%, due 03/01/32	15,572	0.0
5,024		7.500%, due 11/01/28	5,952	0.0
			126,556,661	16.3
		Federal National Mortgage Association: 10.5%##
262,445		0.685%, due 04/18/28	263,434	0.0
159,765		0.700%, due 10/25/33	160,666	0.0
158,540		0.844%, due 01/25/32	158,565	0.0
8,243,000	W	3.500%, due 07/25/41	8,456,803	1.1
1,439,296	^	4.000%, due 11/01/18	105,751	0.0
5,472,481		4.000%, due 09/01/41	5,757,359	0.7
1,000	W	4.500%, due 01/25/39	1,064	0.0
3,775,000	W	4.500%, due 02/15/40	4,000,910	0.5
1,995,960		4.500%, due 11/01/40	2,126,281	0.3
1,458,846		4.500%, due 11/01/40	1,554,097	0.2
30,621		4.500%, due 12/01/40	32,621	0.0
19,740		4.500%, due 12/01/40	21,029	0.0
39,105		4.500%, due 01/01/41	41,658	0.0
30,153		4.500%, due 01/01/41	32,121	0.0
7,156,349		4.500%, due 09/01/41	7,623,604	1.0
2,552,870		4.500%, due 10/01/41	2,719,553	0.4
1,044,742		4.500%, due 11/01/41	1,112,955	0.2
66,525		5.000%, due 07/01/23	71,614	0.0
7,865		5.000%, due 02/25/29	7,861	0.0
1,234,091		5.000%, due 05/25/32	1,274,793	0.2
866,491		5.000%, due 06/01/33	937,195	0.1
987,912		5.000%, due 07/25/34	1,028,950	0.1
1,375,932		5.000%, due 07/01/35	1,488,205	0.2
2,232,689		5.000%, due 08/01/35	2,414,173	0.3
394,481		5.000%, due 10/01/35	426,546	0.1
1,464,954		5.000%, due 01/01/36	1,584,033	0.2
979,558		5.000%, due 02/01/36	1,059,181	0.1
1,977,918		5.000%, due 07/01/36	2,139,312	0.3
2,487,522		5.000%, due 07/01/37	2,690,499	0.4
2,645,000	W	5.000%, due 02/01/39	2,852,055	0.4
744,223		5.000%, due 11/01/40	804,950	0.1
595,805		5.000%, due 01/01/41	644,422	0.1
674,892		5.000%, due 02/01/41	731,016	0.1
411,086		5.000%, due 05/01/41	445,273	0.1
976,567		5.000%, due 06/01/41	1,057,778	0.1
1,343,174		5.000%, due 06/01/41	1,454,873	0.2
677,274		5.016%, due 07/01/35	725,038	0.1
79,986		5.500%, due 02/01/18	87,105	0.0
1,643,000		5.500%, due 05/25/30	1,724,403	0.2
574,000		5.500%, due 08/25/34	632,671	0.1
855,850		5.500%, due 08/25/36	856,704	0.1
1,912,267		5.500%, due 03/01/37	2,088,323	0.3
106,272		5.500%, due 06/01/37	115,823	0.0
101,155		6.000%, due 08/01/16	109,418	0.0
1,005		6.000%, due 12/01/16	1,087	0.0
47,437		6.000%, due 03/01/17	51,312	0.0
4,927		6.000%, due 07/01/17	5,335	0.0
400,098		6.000%, due 09/01/17	433,279	0.1
27,295		6.000%, due 11/01/17	29,525	0.0
21,878		6.000%, due 10/01/18	23,768	0.0
1,106,016		6.000%, due 07/25/29	1,243,881	0.2
469,775		6.000%, due 07/25/29	528,332	0.1
908,465		6.000%, due 04/25/31	1,021,236	0.1
1,310,424	^	6.000%, due 08/25/33	215,777	0.0
568,205		6.000%, due 09/01/36	626,910	0.1
586,398		6.000%, due 08/01/37	651,747	0.1
564,967		6.000%, due 12/01/37	626,869	0.1
1,203,100		6.000%, due 02/01/38	1,334,919	0.2
2,860,114		6.000%, due 12/25/49	3,202,611	0.4
2,227,219	^	6.406%, due 08/25/26	322,643	0.0
5,821,732	^	6.446%, due 01/25/37	1,278,759	0.2
18,828,045	^	6.456%, due 10/25/35	3,441,518	0.5
9,387		6.500%, due 02/01/28	10,693	0.0
9,005		6.500%, due 07/01/29	10,296	0.0
364		6.500%, due 06/01/31	414	0.0
171,128		6.500%, due 07/01/31	195,654	0.0
514		6.500%, due 09/01/31	587	0.0
1,434		6.500%, due 09/01/31	1,632	0.0
75,724		6.500%, due 11/01/31	86,197	0.0
38,595		6.500%, due 04/01/32	43,837	0.0
5,803		6.500%, due 08/01/32	6,591	0.0
3,381		6.500%, due 08/01/32	3,840	0.0
20,582		6.500%, due 11/01/32	23,378	0.0
88,799		6.500%, due 01/01/33	100,860	0.0
64,487		6.500%, due 02/01/33	73,084	0.0
216,887		6.500%, due 12/01/33	245,802	0.0
26,976		7.000%, due 12/01/27	31,345	0.0
20,588		7.000%, due 01/01/30	24,029	0.0
12,775		7.000%, due 10/01/31	14,867	0.0
7,034		7.000%, due 03/01/32	8,185	0.0
1,326,280	^	7.401%, due 02/17/29	246,432	0.0
5,880		7.500%, due 09/01/30	7,027	0.0
16,620		7.500%, due 10/01/30	18,427	0.0
6,248		7.500%, due 10/01/30	7,462	0.0
13,763		7.500%, due 09/01/31	16,477	0.0
41,151		7.500%, due 02/01/32	49,059	0.0
184,637		7.500%, due 12/25/41	213,067	0.0
109,727		7.500%, due 07/25/42	126,306	0.0
112,528		7.500%, due 02/25/44	126,509	0.0
497,818		7.500%, due 01/25/48	565,638	0.1
116,927		27.426%, due 02/25/34	159,924	0.0
			81,077,812	10.5
		Government National Mortgage Association: 2.8%
6,509		2.375%, due 04/20/28	6,738	0.0
1,641,001		4.500%, due 04/15/39	1,797,256	0.2
1,744,389		4.500%, due 10/15/39	1,910,487	0.3
1,681,385		4.500%, due 11/15/39	1,841,484	0.2
1,596,437		4.500%, due 11/15/39	1,748,447	0.2
393,240		4.500%, due 12/15/39	430,684	0.1
566,775		4.500%, due 08/20/41	619,538	0.1
17,534,941	^	5.000%, due 06/16/39	1,220,253	0.2
1,202,705		5.140%, due 10/20/60	1,336,860	0.2
772,256		5.288%, due 10/20/60	867,258	0.1
1,857,994		5.290%, due 10/20/60	2,082,495	0.3
7,626,702	^	5.915%, due 06/20/38	988,113	0.1
9,299,561	^	5.915%, due 04/20/39	1,364,296	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
			Government National Mortgage Association (continued)
$8,416,420		^	6.015%, due 05/20/39	$1,019,731	0.1
	7,448,224	^	6.115%, due 04/20/38	996,919	0.1
	2,354,813	^	6.218%, due 05/16/38	392,602	0.1
	7,829,641	^	6.265%, due 01/20/38	1,131,082	0.1
	177,000		6.500%, due 09/16/38	204,713	0.0
	152,000		7.500%, due 10/16/32	174,698	0.0
	304,654	^	7.968%, due 06/16/31	42,648	0.0
	1,626,969		4.000%, due 11/20/40	1,743,857	0.2
				21,920,159	2.8
			Total U.S. Government Agency Obligations
			(Cost $216,493,532)	229,554,632	29.6
FOREIGN GOVERNMENT BONDS: 10.3%
	177,781		Argentina Government International Bond, 04/17/17	152,003	0.0
	894,782		Argentina Government International Bond, 8.280%, 12/31/33	657,665	0.1
	3,555,612	L	Argentina Government International Bond, 12/15/35	462,230	0.1
BRL	8,199,000		Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/16	9,698,627	1.2
BRL	25,915,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	12,951,199	1.7
	778,000		Brazilian Government International Bond, 4.875%, 01/22/21	873,305	0.1
	2,484,000		Colombia Government International Bond, 4.375%, 07/12/21	2,682,720	0.3
BRL	1,278,000		Federal Republic of Brazil, 10.125%, 05/15/27	2,121,480	0.3
	707,000	L	Hungary Government International Bond, 6.250%, 01/29/20	639,835	0.1
	3,274,000	#	Indonesia Government International Bond, 4.875%, 05/05/21	3,519,550	0.5
	1,189,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	1,168,192	0.1
MXN	54,770,000		Mex Bonos De Desarrollo, 10.000%, 11/20/36	4,872,908	0.6
	974,000		Mexico Government International Bond, 8.300%, 08/15/31	1,461,000	0.2
	891,000		Panama Government International Bond, 5.200%, 01/30/20	1,013,513	0.1
	708,000		Panama Government International Bond, 7.125%, 01/29/26	925,710	0.1
	1,602,000		Peruvian Government International Bond, 7.350%, 07/21/25	2,130,660	0.3
	715,200		Petroleos de Venezuela, 10/28/15	516,732	0.1
	3,210,000		Philippine Government International Bond, 4.000%, 01/15/21	3,306,300	0.4
	444,000		Poland Government International Bond, 5.000%, 03/23/22	447,885	0.1
	313,000		Poland Government International Bond, 6.375%, 07/15/19	347,430	0.0
	288,000	#	Republic of Indonesia, 5.875%, 03/13/20	327,600	0.0
	438,000		Peruvian Government International Bond, 7.125%, 03/30/19	552,975	0.1
	505,000		Republic of the Philippines, 6.375%, 10/23/34	605,369	0.1
	3,507,835	#	Russia Government Bond, 7.500%, 03/31/30	4,082,243	0.5
ZAR	156,777,970		South Africa Government Bond, 7.250%, 01/15/20	18,701,199	2.4
	1,360,000		South Africa Government International Bond, 5.500%, 03/09/20	1,530,000	0.2
	1,054,000		Turkey Government International Bond, 5.125%, 03/25/22	1,009,205	0.1
	1,234,000		Turkey Government International Bond, 7.500%, 11/07/19	1,406,760	0.2
	600,000	#	Ukraine Government International Bond, 6.250%, 06/17/16	529,500	0.1
	626,000		Uruguay Government International Bond, 6.875%, 09/28/25	813,800	0.1
	518,000		Uruguay Government International Bond, 7.625%, 03/21/36	721,315	0.1
			Total Foreign Government Bonds
			(Cost $82,642,153)	80,228,910	10.3

	Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
			Financials: 0.2%
	40,400	P	Citigroup Capital XII	$1,016,464	0.1
	23,000	P	Citigroup Capital XIII	599,380	0.1
			Total Preferred Stock
			(Cost $1,647,100)	1,615,844	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
19,400,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.310, Exp. 02/07/12 Counterparty: Deutsche Bank AG	$420,728	0.1
		Total Purchased Options
		(Cost $314,265)	420,728	0.1
		Total Long-Term Investments
		(Cost $765,307,521)	775,090,112	99.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
		Securities Lending Collateral(cc)(1): 2.4%
$4,424,894		BNP Paribas Bank, Repurchase Agreement dated 12/30/11, 0.06%, due 01/03/12 (Repurchase Amount $4,424,923, collateralized by various U.S. Government Agency Obligations, 5.000%-6.000%, Market Value plus accrued interest $4,513,392, due 05/15/24-04/15/41)	$4,424,894	0.6
4,424,894		Cantor Fitzgerald, Repurchase Agreement dated 12/30/11, 0.12%, due 01/03/12 (Repurchase Amount $4,424,952, collateralized by various U.S. Government Agency Obligations, 1.437%-6.014%, Market Value plus accrued interest $4,513,392, due 06/01/17-09/01/44)	4,424,894	0.5
4,424,894		Citigroup, Inc., Repurchase Agreement dated 12/30/11, 0.08%, due 01/03/12 (Repurchase Amount $4,424,933, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,513,392, due 01/19/12-12/20/41)	4,424,894	0.6
931,559		Deutsche Bank AG, Repurchase Agreement dated 12/30/11, 0.10%, due 01/03/12 (Repurchase Amount $931,569, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $950,190, due 06/28/12-11/01/41)	931,559	0.1
4,424,894		Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/30/11, 0.02%, due 01/03/12 (Repurchase Amount $4,424,904, collateralized by various U.S. Government Securities, 1.875%-4.000%, Market Value plus accrued interest $4,513,398, due 02/15/15-06/30/15)	4,424,894	0.6
			18,631,135	2.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.7%
44,194,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $44,194,000)	$44,194,000	5.7
		Total Short-Term Investments
		(Cost $62,825,135)	62,825,135	8.1
		Total Investments in Securities (Cost $828,132,656)	$837,915,247	108.0
		Liabilities in Excess of Other Assets	(62,028,908)	(8.0)
		Net Assets	$775,886,339	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at December 31, 2011.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
DKK	Danish Krone
EUR	EU Euro
MXN	Mexican Peso
ZAR	South African Rand
Cost for federal income tax purposes is $828,291,171.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$29,697,330
	Gross Unrealized Depreciation	(20,073,254)
	Net Unrealized Appreciation	$9,624,076

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Asset Table
Investments, at value
Preferred Stock	$1,615,844	$—	$—	$1,615,844
Purchased Options	—	420,728	—	420,728
Corporate Bonds/Notes	23,112	253,285,198	—	253,308,310
Collateralized Mortgage Obligations	—	84,172,210	—	84,172,210
Short-Term Investments	44,194,000	18,631,135	—	62,825,135
U.S. Treasury Obligations	—	78,616,065	—	78,616,065
Foreign Government Bonds	—	80,228,910	—	80,228,910
Asset-Backed Securities	—	44,010,617	3,162,796	47,173,413
U.S. Government Agency Obligations	—	229,554,632	—	229,554,632
Total Investments, at value	$45,832,956	$788,919,495	$3,162,796	$837,915,247
Other Financial Instruments+
Swaps	—	685,797	—	685,797
Futures	1,462,068	—	—	1,462,068
Total Assets	$47,295,024	$789,605,292	$3,162,796	$840,063,112
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(3,571,513)	$—	$(3,571,513)
Written Options	—	(32,004)	—	(32,004)
Futures	(2,115,396)	—	—	(2,115,396)
Total Liabilities	$(2,115,396)	$(3,603,517)	$—	$(5,718,913)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended December 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	12/31/2011
Asset Table
Investments, at value
U.S. Government Agency Obligations	$1,266,587	$12,702	$—	$1,127	$—	$43,525	$—	$(1,323,941)	$—
Asset-Backed Securities	10,152,584	759,375	(1,937,696)	4,974	26,653	(16,437)	(5,826,657)	—	3,162,796
Collateralized Mortgage Obligations	562,285	—	—	—	—	—	—	(562,285)	—
Short-Term Investments	2,663,885	—	(2,663,885)	—	(665,971)	665,971	—	—	—
Total Investments, at value	$14,645,341	$772,077	$(4,601,581)	$6,101	$(639,318)	$693,059	$(5,826,657)	$(1,886,226)	$3,162,796

As of December 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(16,437).

+      Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Intermediate Bond Fund Open Futures Contracts on December 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	2,253	03/30/12	$277,699,846	$1,020,254
U.S. Treasury Ultra Long Bond	479	03/21/12	76,729,813	441,814
			$354,429,659	$1,462,068
Short Contracts
U.S. Treasury 10-Year Note	1,599	03/21/12	209,668,875	(1,817,232)
U.S. Treasury 2-Year Note	155	03/30/12	34,184,766	(7,654)
U.S. Treasury Long Bond	304	03/21/12	44,023,000	(290,510)
			$287,876,641	$(2,115,396)

ING Intermediate Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,311,000	$75,160	$146,327	$(71,167)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	640,000	36,691	74,429	(37,738)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	5,079,000	291,182	308,507	(17,325)
							$403,033	$529,263	$(126,230)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 12/31/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.735	USD	1,311,000	$(223,118)	$(185,062)	$(38,056)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.735	USD	641,000	(109,091)	(82,945)	(26,146)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.735	USD	1,271,000	(216,310)	(162,385)	(53,925)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.735	USD	2,540,000	(432,280)	(162,855)	(269,425)
								(980,799)	(593,247)	$(387,552)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2011 (Unaudited) (continued)

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on December 31, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	19,944,000	$(2,571,167)	$—	$(2,571,167)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.715% Counterparty: Morgan Stanley	09/27/14	USD	92,800,000	218,643	—	218,643
Receive a fixed rate equal to 1.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	09/27/17	USD	81,300,000	64,121	—	64,121
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.235% Counterparty: Morgan Stanley	09/27/22	USD	23,200,000	(19,547)	—	(19,547)
				$(2,307,950)	$—	$(2,307,950)

ING Intermediate Bond Fund Written OTC Options on December 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
19,400,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.370	USD	02/07/12	$244,836	$(32,004)
		Total Written OTC Options				$244,836	$(32,004)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of December 31, 2011:

Derivatives Fair Value*
Credit contracts	$(577,766)
Foreign exchange contracts	388,724
Interest rate contracts	(2,961,278)
Total	$(3,150,320)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 23, 2012